UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10487

Hotchkis & Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor Los Angeles, California			90017-5439
(Address of principal executive offices)			(Zip code)

Anna Marie Lopez Hotchkis & Wiley Capital Management, LLC 725 South Figueroa Street, 39th Floor Los Angeles, California 90017-5439
(Name and address of agent for service)

Copies to:
Karin Jagel Flynn, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601
(Counsel for the Registrant)

Registrant’s telephone number, including area code:		(213) 430-1000

Date of fiscal year end:	June 30, 2013

Date of reporting period:	July 1, 2012 - December 31, 2012

Item 1. Reports to Stockholders.

Hotchkis & Wiley Funds

Semi-annual Report

DECEMBER 31, 2012

DIVERSIFIED VALUE FUND

LARGE CAP VALUE FUND

MID-CAP VALUE FUND

SMALL CAP VALUE FUND

VALUE OPPORTUNITIES FUND

CAPITAL INCOME FUND

HIGH YIELD FUND

TABLE OF CONTENTS

SHAREHOLDER LETTER	3
FUND PERFORMANCE DATA	6
SCHEDULE OF INVESTMENTS:
DIVERSIFIED VALUE FUND	14
LARGE CAP VALUE FUND	17
MID-CAP VALUE FUND	19
SMALL CAP VALUE FUND	21
VALUE OPPORTUNITIES FUND	24
CAPITAL INCOME FUND	27
HIGH YIELD FUND	35
STATEMENTS OF ASSETS AND LIABILITIES	42
STATEMENTS OF OPERATIONS	44
STATEMENTS OF CHANGES IN NET ASSETS	46
FINANCIAL HIGHLIGHTS	49
NOTES TO THE FINANCIAL STATEMENTS	53
FUND EXPENSE EXAMPLES	64
INFORMATION ABOUT THE FUNDS	BACK COVER

DEAR SHAREHOLDER:

The following investment review and semi-annual report relates to the activities of the Hotchkis & Wiley Funds for the six months ended December 31, 2012.

OVERVIEW

Despite stubborn political gridlock domestically and a sovereign debt crisis internationally, U.S. equity and high yield markets managed impressive returns in the six months ended December 31, 2012 — the S&P 500 Index returned +5.95% and the BofA Merrill Lynch U.S. High Yield Master II Index returned +7.95%. An eleventh-hour deal to avert the revenue/tax portion of the fiscal cliff demonstrated once again that a divided and combative government can reach a compromised position when its feet are held to the fire. We have not fully averted a crisis, however, as the new Congress is charged with crafting a budget and addressing the debt ceiling before sequestration and debt default are triggered.

Macroeconomic developments have dominated financial headlines in recent years. The potential ramifications of these events on world economies and corporate cash flows have prompted an exodus from volatile asset classes to the relative tranquility of high grade bonds and treasuries. Stuffing cash under the high grade bond mattress may seem safe but can come with enormous opportunity costs, or worse, expose one's hard-earned cash to the silent erosion of purchasing power wrought by inflation. This migration to safety subsequent to the financial crisis has been unwise — the equity market and the high yield bond market have both returned 4.5x more than core bonds cumulatively since the March 2009 trough1. Despite the outperformance, valuations remain compelling relative to "risk-free" treasuries.

Bottom-up corporate fundamentals have been constructive with robust earnings, strong cash flows, and repaired balance sheets. Also, the real estate market appears to have worked through excess housing inventory which translated into increased wealth for homeowners over the past year. Unfortunately, continued geopolitical skepticism has prevented widespread earnings multiple expansion across the equity market — valuations remain attractive. In high yield, the 2012 primary market shattered the previous record with $368 billion in new issuance ($302 billion in 2010). Sixty-one percent, or $224 billion, of this new issuance was used for refinancing, which has pushed out maturities considerably. The improved corporate fundamentals and robust refinancing have combined to curb the default rate, which ended the year at a meager 1.14%. Going forward, we believe these characteristics will continue to foster a benign default rate environment. The market's "excess spread", which is the yield above the risk-free rate adjusted for defaults and recovery rates, is nearly 150 basis points wider than the historical average. Also, the market's distribution of spreads remains sufficiently wide, which denotes far-reaching opportunities for bottom-up research — the lifeblood of Hotchkis & Wiley.

HOTCHKIS & WILEY DIVERSIFIED VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns for the six month period ended December 31, 2012 of 9.16%, 8.99%, and 8.55%, respectively, compared to the S&P 500 Index return of 5.95% and the Russell 1000 Value Index return of 8.13%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 7 of this report to shareholders.)

Positive stock selection drove all of the outperformance, with the financials and energy sectors leading the way. The large money center banks performed well as they continued to generate strong pre-provision income and improve their already-robust capital ratios. The Fund's insurance holdings also performed well, largely due to Allstate, which executed effectively (e.g., price improvements, cost reductions) and returned considerable capital to shareholders. In energy, we gravitate toward companies trading at attractive valuations based on a combination of normalized commodity prices and historical returns on equity. This led us to rotate around several large integrated oil companies as valuations dictated throughout the period — this contributed to Fund performance. The largest individual contributors were Citigroup, Bank of America, and JPMorgan Chase.

An overweight and stock selection in technology was the largest performance detractor over the period. The culprit was Hewlett-Packard, which declined for a variety of reasons including exposure to Europe, weak technology spending data, and reduced guidance for its services business. At 4x next year's consensus earnings estimates2 and 3.5x our normal earnings estimate, the stock trades at an astonishing valuation. Stock selection in consumer staples and telecommunications also detracted from performance. The largest individual detractors for the period were Hewlett-Packard, Exelon, and Vodafone.

HOTCHKIS & WILEY LARGE CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns for the six month period ended December 31, 2012 of 8.35%, 8.25%, 7.81%, and 8.06%, respectively, compared to the S&P 500 Index return of 5.95% and the Russell 1000 Value Index return of 8.13%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 8 of this report to shareholders.)

Positive stock selection drove all of the outperformance over the period. Stock selection in financials was the largest contributor. Banks performed well as they continued to generate strong pre-provision income and improve their already-robust capital ratios. Stock selection in energy was also a large contributor; we rotated around several large integrated oil companies as valuations dictated throughout the period, which contributed to Fund performance. The largest individual contributors were Citigroup, Bank of America, and JPMorgan Chase.

An overweight and stock selection in technology hurt performance. Hewlett-Packard declined due to European exposure, weak technology spending data, and reduced guidance for its services business. At 4x next year's consensus earnings estimates2 and 3.5x our normal

1 3/9/09-12/31/12. S&P 500 Index +128.71%; core bonds (BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index) +27.57%.

2 Source: Bloomberg

earnings estimate, the stock trades at an astonishing valuation. The largest individual detractors for the period were Hewlett-Packard, Exelon, and Microsoft.

HOTCHKIS & WILEY MID-CAP VALUE FUND

The Fund's Class I, Class A, Class C, and Class R shares had total returns for the six month period ended December 31, 2012 of 10.33%, 10.20%, 9.76%, and 10.03%, respectively, compared to the Russell Midcap Index return of 8.62% and the Russell Midcap Value Index return of 9.95%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 9 of this report to shareholders.)

Positive stock selection caused most of the outperformance, with the financials and utilities sectors leading the way. Commercial banks performed well as they continued to generate strong pre-provision income and improve their balance sheets. The Fund's insurance holdings also performed well, largely due to Allstate, which executed effectively (e.g., price improvements, cost reductions) and returned considerable capital to shareholders. The largest individual contributors were NRG Energy, Valassis Communications, and Magna International. Stock selection in consumer staples was the largest performance detractor over the period, as supermarket SuperValu declined. Con-Way, SuperValu, and Stone Energy were the largest individual detractors.

HOTCHKIS & WILEY SMALL CAP VALUE FUND

The Fund's Class I, Class A, and Class C shares had total returns for the six month period ended December 31, 2012 of 10.09%, 9.95%, and 9.54%, respectively, compared to the Russell 2000 Index return of 7.20% and the Russell 2000 Value Index return of 9.07%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 10 of this report to shareholders.)

Positive stock selection in financials was the largest contributor to performance as the Fund's insurance and bank holdings both performed well over the period. The largest individual contributors were Quiksilver, Geo Group, and Valassis Communications. Stock selection in materials and energy was the largest detractor from performance for the six months. The largest individual detractors were Con-Way, Stone Energy, and Noranda Aluminum.

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND

The Fund's Class I, Class A, and Class C shares had total returns for the six month period ended December 31, 2012 of 11.44%, 11.32%, and 10.91%, respectively, compared to the Russell 3000 Index return of 6.49% and the Russell 3000 Value Index return of 8.20%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 11 of this report to shareholders.)

Positive security selection caused nearly all of the outperformance. The consumer discretionary, financials, and utilities sectors were the largest performance contributors for the period. Within financials, the Fund's insurers, banks, and capital markets companies each performed well. The largest individual contributors were Motors Liquidation, Valassis Communications, and Quiksilver. Security selection in information technology and industrials was the largest detractor for the six months. The largest individual detractors were Hewlett-Packard and Con-Way.

HOTCHKIS & WILEY CAPITAL INCOME FUND

The Fund's Class I and Class A shares had total returns for the six month period ended December 31, 2012 of 6.39% and 8.07%, respectively, compared to the S&P 500 Index return of 5.95% and BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index return of 1.87%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 12 of this report to shareholders.)

The long-term target allocation between dividend paying equities and high yield bonds is 50/50, but we have been partial to equities over the past six months because we have found equity valuations disproportionately attractive. The equity allocation has averaged 57% with the high yield allocation comprising the balance. The equity bias was a modest headwind as high yield bonds outperformed equities by about two percentage points over the six months.

The equity portion of the Fund underperformed the S&P 500 over the period. High dividend paying stocks underperformed low/non-paying stocks by a considerable margin creating a headwind for the strategy. The highest dividend quintile underperformed the lowest dividend quintile by more than four percentage points. An overweight in dividend-paying utilities and stock selection in technology also detracted from performance.

High yield bonds outperformed their investment grade counterparts for the six month period by about six percentage points. Additionally, the high yield bond portion of the Fund outperformed the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index and the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index. Positive credit selection drove all of the outperformance over the six month period; positive selection in healthcare, utilities, and services were the largest contributors. A modest cash position was the largest drag on performance for the period. An underweight in telecommunications was also a detractor.

HOTCHKIS & WILEY HIGH YIELD FUND

The Fund's Class I and Class A shares had total returns for the six month period ended December 31, 2012 of 8.91% and 8.72%, respectively, compared to the BofA Merrill Lynch U.S. High Yield Master II Index return of 7.95% and the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index return of 7.67%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 13 of this report to shareholders.)

The high yield strategy outperformed the BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index and the BofA Merrill Lynch U.S. High Yield Master II Index for the six month period. Credit selection was positive or neutral in 16 of 17 sectors, which drove all of the outperformance. The largest contributing sectors were healthcare, utilities, and services. The modest cash position detracted from performance for the period and an underweight in telecommunications was also a detractor — aside from this, sector allocation had a neutral effect on relative performance over the six month period.

CONCLUSION

We appreciate your continued support of the Hotchkis & Wiley Funds, and we look forward to serving your investment needs in the future.

Sincerely,

Anna Marie Lopez President	George Davis Fund Manager	Sheldon Lieberman Fund Manager

Patty McKenna Fund Manager	James Miles Fund Manager	Stan Majcher Fund Manager

David Green Fund Manager	Scott McBride Fund Manager	Judd Peters Fund Manager

Ray Kennedy Fund Manager	Mark Hudoff Fund Manager	Patrick Meegan Fund Manager

Past performance does not guarantee future results

The above reflects opinions of Fund managers as of December 31, 2012. They are subject to change and any forecasts made cannot be guaranteed. The Funds might not continue to hold any securities mentioned and have no obligation to disclose purchases or sales in these securities. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings for December 31, 2012. Indexes do not incur expenses or sales loads and are not available for investment.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

A basis point is one hundredth of one percent (0.01%).

Fund Performance Data

ABOUT FUND PERFORMANCE

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares. The Diversified Value Fund, Small Cap Value Fund, Value Opportunities Fund, Capital Income Fund and High Yield Fund have three classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Currently, the Capital Income Fund and High Yield Fund are not offering Class C shares to investors.

Class I shares have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I shares are available only to eligible investors.

Class A shares incur a maximum initial sales charge of 5.25% for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and Value Opportunities Fund, 4.75% for the Capital Income Fund and 3.75% for the High Yield Fund and an annual distribution and service fee of 0.25%.

Class C shares are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within one year after purchase. Class C shares automatically convert to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees.

Class R shares have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are offered only by the Large Cap Value Fund and Mid-Cap Value Fund and are available only to certain retirement plans.

FUND RISKS

Mutual fund investing involves risk; loss of principal is possible. The Small Cap Value Fund, Mid-Cap Value Fund and Value Opportunities Fund invest in small- and medium-capitalization companies which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Value Opportunities Fund is a non-diversified fund which involves greater risk than investing in diversified funds, such as business risk, significant stock price fluctuations and sector concentration. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Value Opportunities Fund, Capital Income Fund and High Yield Fund invest in debt securities that decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Capital Income Fund and High Yield Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Value Opportunities Fund, Capital Income Fund and High Yield Fund may utilize derivative instruments, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending upon the characteristics of particular derivatives, they can suddenly become illiquid. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Funds may invest in foreign securities, including developed and emerging markets, which involve greater volatility and political, economic, and currency risks.

MARKET INDEXES

The following are definitions for indexes used in the shareholder letter and the performance summary tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investments in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500® Index, a capital weighted, unmanaged index, represents the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

Russell 3000® Index, an unmanaged index, is comprised of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000® Index.

Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index, an unmanaged index, is a stock market index comprised of the 2,000 smallest companies in the Russell 3000® Index.

Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index (previously ML U.S. Domestic Master Index) is a broad-based measure of the total rate of return performance of the U.S. investment grade bond markets. The index is a capitalization weighted aggregation of outstanding U.S. Treasury, agency, and supranational, mortgage pass-through and investment grade corporate bonds meeting specified selection criteria.

BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB+ through B- by S&P (or equivalent as rated by Moody's or Fitch), but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody's and S&P.

Fund Performance Data

DIVERSIFIED VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2012	Six Months	1 Year	5 Years	Since 8/30/04*
Class I
Average annual total return	9.16%	19.78%	0.07%	3.52%
Class A
Average annual total return (with sales charge)	3.23%	13.24%	–1.25%	2.60%
Average annual total return (without sales charge)	8.99%	19.54%	–0.18%	3.26%
Class C
Average annual total return (with CDSC)	7.55%	17.55%	–0.88%	2.52%
Average annual total return (without CDSC)	8.55%	18.55%	–0.88%	2.52%
S&P 500® Index††
Average annual total return	5.95%	16.00%	1.66%	5.35%
Russell 1000® Index††
Average annual total return	6.44%	16.42%	1.92%	5.76%
Russell 1000® Value Index††
Average annual total return	8.13%	17.51%	0.59%	5.14%

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000® Index.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I, Class A and Class C.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

LARGE CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2012	Six Months	1 Year	5 Years	10 Years	Since 6/24/87*
Class I
Average annual total return	8.35%	18.74%	–0.54%	6.26%	8.16%
Class A
Average annual total return (with sales charge)	2.59%	12.29%	–1.87%	5.40%	7.69%
Average annual total return (without sales charge)	8.25%	18.48%	–0.81%	5.97%	7.92%
Class C
Average annual total return (with CDSC)	6.81%	16.65%	–1.47%	5.25%	7.10%
Average annual total return (without CDSC)	7.81%	17.65%	–1.47%	5.25%	7.10%
Class R
Average annual total return	8.06%	18.21%	–1.06%	5.77%	7.64%
S&P 500® Index††
Average annual total return	5.95%	16.00%	1.66%	7.10%	8.65%
Russell 1000® Index††
Average annual total return	6.44%	16.42%	1.92%	7.52%	8.80%
Russell 1000® Value Index††
Average annual total return	8.13%	17.51%	0.59%	7.38%	n/a

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/26/01; Class C — 2/4/02; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell 1000® Index.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

MID-CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2012	Six Months	1 Year	5 Years	10 Years	Since 1/2/97*
Class I
Average annual total return	10.33%	31.09%	7.50%	11.62%	12.16%
Class A
Average annual total return (with sales charge)	4.40%	23.91%	6.07%	10.74%	11.51%
Average annual total return (without sales charge)	10.20%	30.77%	7.23%	11.34%	11.89%
Class C
Average annual total return (with CDSC)	8.76%	28.80%	6.56%	10.60%	11.09%
Average annual total return (without CDSC)	9.76%	29.80%	6.56%	10.60%	11.09%
Class R
Average annual total return	10.03%	30.52%	6.97%	11.22%	11.70%
Russell Midcap® Index††
Average annual total return	8.62%	17.28%	3.57%	10.65%	9.06%
Russell Midcap® Value Index††
Average annual total return	9.95%	18.51%	3.79%	10.63%	9.57%

Returns shown for Class A, Class C, and Class R shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A, Class C — 1/2/01; Class R — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations similar to the Russell Midcap® Index.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

SMALL CAP VALUE FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2012	Six Months	1 Year	5 Years	10 Years	Since 9/20/85*
Class I
Average annual total return	10.09%	23.50%	7.70%	10.83%	11.29%
Class A
Average annual total return (with sales charge)	4.17%	16.69%	6.28%	9.96%	10.82%
Average annual total return (without sales charge)	9.95%	23.16%	7.43%	10.55%	11.04%
Class C
Average annual total return (with CDSC)	8.54%	21.27%	6.75%	9.83%	10.25%
Average annual total return (without CDSC)	9.54%	22.27%	6.75%	9.83%	10.25%
Russell 2000® Index††
Average annual total return	7.20%	16.35%	3.56%	9.72%	9.29%
Russell 2000® Value Index††
Average annual total return	9.07%	18.05%	3.55%	9.50%	n/a

Returns shown for Class A and Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. (Inception dates: Class A — 10/6/00; Class C — 2/4/02.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in stocks of U.S. companies with market capitalizations less than $3 billion.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

VALUE OPPORTUNITIES FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2012	Six Months	1 Year	5 Years	10 Years*
Class I
Average annual total return	11.44%	29.56%	9.29%	12.16%
Class A
Average annual total return (with sales charge)	5.49%	22.45%	7.85%	11.37%
Average annual total return (without sales charge)	11.32%	29.26%	9.02%	11.97%
Class C
Average annual total return (with CDSC)	9.91%	27.35%	8.29%	11.10%
Average annual total return (without CDSC)	10.91%	28.35%	8.29%	11.10%
S&P 500® Index††
Average annual total return	5.95%	16.00%	1.66%	7.10%
Russell 3000® Index††
Average annual total return	6.49%	16.42%	2.04%	7.68%
Russell 3000® Value Index††
Average annual total return	8.20%	17.55%	0.83%	7.54%

Returns shown for Class C shares for the periods prior to their inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class C — 8/28/03.)

Average annual total returns with sales charge and CDSC shown for Class A and Class C shares, respectively, have been adjusted to reflect the applicable sales charges of each specific class. Returns for Class A reflect the maximum initial sales charge of 5.25%. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Average annual total returns without sales charge or CDSC do not reflect the sales charges. Had the sales charge or CDSC been included, the Fund's returns would have been lower.

† The Fund invests primarily in securities of companies with strong capital appreciation potential.

†† See index descriptions on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I and Class A.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

CAPITAL INCOME FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2012	Six Months	1 Year	Since 12/31/10*
Class I
Average annual total return	6.39%	14.52%	10.18%
Class A
Average annual total return (with sales charge)	2.96%	10.86%	8.67%
Average annual total return (without sales charge)	8.07%	16.34%	11.35%
S&P 500® Index††
Average annual total return	5.95%	16.00%	8.84%
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index††
Average annual total return	1.87%	4.42%	6.14%

Returns shown for Class A shares for the periods prior to its inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class A — 2/28/11.)

Average annual total returns with sales charge shown for Class A shares have been adjusted to reflect the applicable sales charge of the class. Returns for Class A reflect the maximum initial sales charge of 4.75%. Average annual total returns without sales charge do not reflect the sales charges. Had the sales charge been included, the Fund's returns would have been lower.

† The Fund invests primarily in dividend-paying equities and high yield fixed income securities.

†† See index descriptions on page 6.

††† Fund returns during the periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Performance Data

HIGH YIELD FUND

Total Return Based on a $10,000 Investment

Comparative Results†††

For Periods ended December 31, 2012	Six Months	1 Year	Since 3/31/09*
Class I
Average annual total return	8.91%	17.96%	18.84%
Class A
Average annual total return (with sales charge)	4.64%	13.23%	17.13%
Average annual total return (without sales charge)	8.72%	17.64%	18.33%
BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index††
Average annual total return	7.67%	14.58%	18.58%

Returns shown for Class A shares for the periods prior to its inception are derived from the historical performance of Class I shares of the Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of the class. (Inception date: Class A — 5/29/09.)

Average annual total returns with sales charge shown for Class A shares have been adjusted to reflect the applicable sales charge of the class. Returns for Class A reflect the maximum initial sales charge of 3.75%. Average annual total returns without sales charge do not reflect the sales charges. Had the sales charge been included, the Fund's returns would have been lower.

† The Fund invests primarily in high yield securities.

†† See index description on page 6.

††† Fund returns during certain periods shown reflect a fee waiver and/or expense reimbursement. Without waiver/reimbursement, returns would have been lower. Returns shown include the reinvestment of all dividends.

* Commencement of Class I.

Past performance is not indicative of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Diversified Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
American International Group, Inc.	4.02%
JPMorgan Chase & Company	3.90%
Citigroup, Inc.	3.74%
Hewlett-Packard Company	3.63%
Bank of America Corporation	3.08%
Vodafone Group PLC - ADR	2.72%
Johnson & Johnson	2.70%
Total SA - ADR	2.65%
Corning, Inc.	2.63%
Oracle Corporation	2.61%
COMMON STOCKS — 98.80%	Shares Held	Value
CONSUMER DISCRETIONARY — 10.93% Auto Components — 4.23%
Delphi Automotive PLC (a)	53,100	$2,031,075
Johnson Controls, Inc.	259,500	7,966,650
Magna International, Inc.	111,500	5,577,230
		15,574,955
Automobiles — 1.21%
General Motors Company (a)	155,100	4,471,533
Hotels, Restaurants & Leisure — 0.29%
Carnival Corporation	29,000	1,066,330
Media — 2.68%
Comcast Corporation	50,400	1,811,880
The Interpublic Group of Companies, Inc.	428,800	4,725,376
Time Warner Cable, Inc.	34,300	3,333,617
		9,870,873
Multiline Retail — 1.51%
J.C. Penney Company, Inc. (c)	282,800	5,573,988
Specialty Retail — 1.01%
Lowe's Companies, Inc.	105,200	3,736,704
TOTAL CONSUMER DISCRETIONARY		40,294,383
CONSUMER STAPLES — 5.08% Beverages — 1.63%
Molson Coors Brewing Company	42,800	1,831,412
PepsiCo, Inc.	61,000	4,174,230
		6,005,642
Food & Staples Retailing — 2.25%
CVS Caremark Corporation	85,000	4,109,750
Wal-Mart Stores, Inc.	61,500	4,196,145
		8,305,895
	Shares Held	Value
Food Products — 1.20%
General Mills, Inc.	65,800	$2,658,978
Kraft Foods Group, Inc.	13,566	616,846
Mondelez International, Inc.	45,400	1,156,338
		4,432,162
TOTAL CONSUMER STAPLES		18,743,699
ENERGY — 10.00% Oil, Gas & Consumable Fuels — 10.00%
Cobalt International Energy, Inc. (a)	380,000	9,332,800
Hess Corporation	52,500	2,780,400
Marathon Oil Corporation	111,900	3,430,854
Murphy Oil Corporation	45,400	2,703,570
Phillips 66	27,950	1,484,145
Royal Dutch Shell PLC — Class B — ADR	103,800	7,358,382
Total SA — ADR	188,100	9,783,081
TOTAL ENERGY		36,873,232
FINANCIALS — 29.16% Capital Markets — 2.11%
Bank of New York Mellon Corporation	73,300	1,883,810
Morgan Stanley	212,200	4,057,264
State Street Corporation	38,800	1,823,988
		7,765,062
Commercial Banks — 5.05%
KeyCorp	333,103	2,804,727
PNC Financial Services Group, Inc.	48,715	2,840,572
SunTrust Banks, Inc.	164,000	4,649,400
Wells Fargo & Company	243,734	8,330,828
		18,625,527

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Diversified Value Fund (Unaudited)

	Shares Held	Value
Consumer Finance — 0.97%
Capital One Financial Corporation	61,800	$3,580,074
Diversified Financial Services — 10.72%
Bank of America Corporation	978,322	11,348,535
Citigroup, Inc.	348,274	13,777,720
JPMorgan Chase & Company	327,400	14,395,778
		39,522,033
Insurance — 10.31%
The Allstate Corporation	223,400	8,973,978
American International Group, Inc. (a)	420,200	14,833,060
MetLife, Inc.	96,942	3,193,269
Prudential Financial, Inc.	32,900	1,754,557
Unum Group	357,600	7,445,232
XL Group PLC	72,600	1,819,356
		38,019,452
TOTAL FINANCIALS		107,512,148
HEALTH CARE — 12.17% Health Care Equipment & Supplies — 2.61%
Covidien PLC	76,700	4,428,658
Medtronic, Inc.	82,300	3,375,946
Zimmer Holdings, Inc.	27,000	1,799,820
		9,604,424
Health Care Providers & Services — 2.52%
Quest Diagnostics, Inc.	48,400	2,820,268
WellPoint, Inc.	106,200	6,469,704
		9,289,972
Pharmaceuticals — 7.04%
AstraZeneca PLC — ADR	39,400	1,862,438
Eli Lilly & Company	37,600	1,854,432
Johnson & Johnson	142,000	9,954,200
Merck & Company, Inc.	39,796	1,629,248
Novartis AG — ADR	59,200	3,747,360
Pfizer, Inc.	71,800	1,800,744
Sanofi — ADR	107,700	5,102,826
		25,951,248
TOTAL HEALTH CARE		44,845,644
INDUSTRIALS — 7.93% Aerospace & Defense — 4.10%
The Boeing Company	61,400	4,627,104
Embraer SA — ADR	83,400	2,377,734
Lockheed Martin Corporation	68,300	6,303,407
Northrop Grumman Corporation	26,400	1,784,112
		15,092,357
	Shares Held	Value
Air Freight & Logistics — 1.02%
FedEx Corporation	41,000	$3,760,520
Machinery — 2.81%
Cummins, Inc.	53,300	5,775,055
PACCAR, Inc.	101,500	4,588,815
		10,363,870
TOTAL INDUSTRIALS		29,216,747
INFORMATION TECHNOLOGY — 14.20% Computers & Peripherals — 3.63%
Hewlett-Packard Company	939,100	13,382,175
Electronic Equipment, Instruments & Components — 3.92%
Corning, Inc.	769,500	9,711,090
TE Connectivity Limited	127,700	4,740,224
		14,451,314
Semiconductors & Semiconductor Equipment — 0.77%
Texas Instruments, Inc.	92,200	2,852,668
Software — 5.88%
CA, Inc.	136,206	2,993,808
Microsoft Corporation	338,600	9,050,778
Oracle Corporation	289,100	9,632,812
		21,677,398
TOTAL INFORMATION TECHNOLOGY		52,363,555
TELECOMMUNICATION SERVICES — 2.72% Wireless Telecommunication Services — 2.72%
Vodafone Group PLC — ADR	397,700	10,018,063
TOTAL TELECOMMUNICATION SERVICES		10,018,063
UTILITIES — 6.61% Electric Utilities — 2.97%
Edison International	78,200	3,533,858
Exelon Corporation	249,800	7,429,052
		10,962,910
Independent Power Producers & Energy Traders — 1.40%
NRG Energy, Inc.	224,200	5,154,358
Multi-Utilities — 2.24%
Public Service Enterprise Group, Inc.	269,400	8,243,640
TOTAL UTILITIES		24,360,908
Total common stocks (Cost $424,655,401)		364,228,379
Total long-term investments (Cost $424,655,401)		364,228,379
COLLATERAL FOR SECURITIES ON LOAN — 1.12%
Money Market Funds — 1.12%
Invesco Government Agency Portfolio, 0.02%^	4,106,014	4,106,014
Total collateral for securities on loan (Cost $4,106,014)		4,106,014

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Diversified Value Fund (Unaudited)

SHORT-TERM INVESTMENTS — 1.11%	Principal Amount	Value
Time Deposits — 1.11%
Deutsche Bank, 0.02%, 01/02/2013*	$4,094,270	$4,094,270
Total short-term investments (Cost $4,094,270)		4,094,270
Total investments — 101.03% (Cost $432,855,685)		372,428,663
Liabilities in excess of other assets — (1.03)%		(3,790,563)
Net assets — 100.00%		$368,638,100

(a) — Non-income producing security.

(c) — All or a portion of this security is on loan. The total market value of securities on loan was $4,023,537.

ADR — American Depositary Receipt

^ — Rate shown is the 7-day yield as of December 31, 2012.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Large Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
American International Group, Inc.	4.54%
JPMorgan Chase & Company	4.17%
Hewlett-Packard Company	4.02%
Citigroup, Inc.	3.75%
Bank of America Corporation	3.44%
Vodafone Group PLC - ADR	3.05%
Royal Dutch Shell PLC - Class B - ADR	3.00%
Microsoft Corporation	2.96%
Johnson & Johnson	2.95%
The Allstate Corporation	2.77%
COMMON STOCKS — 98.48%	Shares Held	Value
CONSUMER DISCRETIONARY — 11.15% Auto Components — 4.37%
Johnson Controls, Inc.	326,600	$10,026,620
Lear Corporation	81,300	3,808,092
Magna International, Inc.	142,700	7,137,854
		20,972,566
Diversified Consumer Services — 1.74%
H&R Block, Inc.	448,900	8,336,073
Media — 2.00%
Comcast Corporation	131,200	4,716,640
The Interpublic Group of Companies, Inc.	444,300	4,896,186
		9,612,826
Multiline Retail — 2.02%
J.C. Penney Company, Inc. (c)	491,700	9,691,407
Specialty Retail — 1.02%
Lowe's Companies, Inc.	137,400	4,880,448
TOTAL CONSUMER DISCRETIONARY		53,493,320
CONSUMER STAPLES — 5.11% Beverages — 1.42%
PepsiCo, Inc.	99,600	6,815,628
Food & Staples Retailing — 2.47%
CVS Caremark Corporation	137,800	6,662,630
Wal-Mart Stores, Inc.	76,200	5,199,126
		11,861,756
Food Products — 1.22%
General Mills, Inc.	57,200	2,311,452
Kraft Foods Group, Inc.	26,233	1,192,815
Mondelez International, Inc.	91,300	2,325,411
		5,829,678
TOTAL CONSUMER STAPLES		24,507,062
	Shares Held	Value
ENERGY — 9.45% Oil, Gas & Consumable Fuels — 9.45%
Marathon Oil Corporation	203,000	$6,223,980
Murphy Oil Corporation	145,800	8,682,390
Phillips 66	60,800	3,228,480
Royal Dutch Shell PLC — Class B — ADR	203,000	14,390,670
Total SA — ADR	246,100	12,799,661
TOTAL ENERGY		45,325,181
FINANCIALS — 28.74% Capital Markets — 0.50%
State Street Corporation	51,600	2,425,716
Commercial Banks — 4.05%
PNC Financial Services Group, Inc.	63,700	3,714,347
Regions Financial Corporation	679,100	4,835,192
Wells Fargo & Company	317,991	10,868,932
		19,418,471
Consumer Finance — 1.46%
Capital One Financial Corporation	120,900	7,003,737
Diversified Financial Services — 11.36%
Bank of America Corporation	1,421,189	16,485,792
Citigroup, Inc.	455,268	18,010,402
JPMorgan Chase & Company	454,900	20,001,953
		54,498,147
Insurance — 11.37%
The Allstate Corporation	331,000	13,296,270
American International Group, Inc. (a)	616,900	21,776,570
MetLife, Inc.	141,158	4,649,745
Unum Group	595,400	12,396,228
XL Group PLC	96,400	2,415,784
		54,534,597
TOTAL FINANCIALS		137,880,668

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Large Cap Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 11.10% Health Care Equipment & Supplies — 0.97%
Zimmer Holdings, Inc.	70,000	$4,666,200
Health Care Providers & Services — 2.02%
WellPoint, Inc.	158,600	9,661,912
Pharmaceuticals — 8.11%
AstraZeneca PLC — ADR	75,300	3,559,431
Eli Lilly & Company	48,200	2,377,224
Johnson & Johnson	202,200	14,174,220
Merck & Company, Inc.	78,500	3,213,790
Novartis AG — ADR	84,100	5,323,530
Pfizer, Inc.	141,800	3,556,344
Sanofi — ADR	141,600	6,709,008
		38,913,547
TOTAL HEALTH CARE		53,241,659
INDUSTRIALS — 8.39% Aerospace & Defense — 4.45%
The Boeing Company	78,600	5,923,296
Embraer SA — ADR	91,900	2,620,069
Lockheed Martin Corporation	100,000	9,229,000
Northrop Grumman Corporation	53,200	3,595,256
		21,367,621
Machinery — 3.08%
Cummins, Inc.	69,300	7,508,655
PACCAR, Inc.	160,700	7,265,247
		14,773,902
Professional Services — 0.86%
Manpower, Inc.	96,800	4,108,192
TOTAL INDUSTRIALS		40,249,715
INFORMATION TECHNOLOGY — 12.83% Computers & Peripherals — 4.02%
Hewlett-Packard Company	1,355,200	19,311,600
Electronic Equipment, Instruments & Components — 4.08%
Corning, Inc.	1,001,800	12,642,716
TE Connectivity Limited	186,325	6,916,384
		19,559,100
Semiconductors & Semiconductor Equipment — 0.76%
Texas Instruments, Inc.	118,100	3,654,014
Software — 3.97%
CA, Inc.	220,281	4,841,776
Microsoft Corporation	531,000	14,193,630
		19,035,406
TOTAL INFORMATION TECHNOLOGY		61,560,120
	Shares Held	Value
TELECOMMUNICATION SERVICES — 3.05% Wireless Telecommunication Services — 3.05%
Vodafone Group PLC — ADR	581,400	$14,645,466
TOTAL TELECOMMUNICATION SERVICES		14,645,466
UTILITIES — 8.66% Electric Utilities — 4.64%
Edison International	140,100	6,331,119
Exelon Corporation	427,200	12,704,928
PPL Corporation	113,100	3,238,053
		22,274,100
Independent Power Producers & Energy Traders — 1.64%
NRG Energy, Inc.	341,300	7,846,487
Multi-Utilities — 2.38%
Public Service Enterprise Group, Inc.	373,700	11,435,220
TOTAL UTILITIES		41,555,807
Total common stocks (Cost $574,643,222)		472,458,998
Total long-term investments (Cost $574,643,222)		472,458,998
COLLATERAL FOR SECURITIES ON LOAN — 1.49%
Money Market Funds — 1.49%
Invesco Government Agency Portfolio, 0.02%^	7,161,049	7,161,049
Total collateral for securities on loan (Cost $7,161,049)		7,161,049
SHORT-TERM INVESTMENTS — 1.67%	Principal Amount
Time Deposits — 1.67%
Standard Chartered Bank, 0.02%, 01/02/2013*	$8,011,343	8,011,343
Total short-term investments (Cost $8,011,343)		8,011,343
Total investments — 101.64% (Cost $589,815,614)		487,631,390
Liabilities in excess of other assets — (1.64)%		(7,851,620)
Net assets — 100.00%		$479,779,770

(a) — Non-income producing security.

(c) — All or a portion of this security is on loan. The total market value of securities on loan was $6,995,662.

ADR — American Depositary Receipt

^ — Rate shown is the 7-day yield as of December 31, 2012.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Valassis Communications, Inc.	4.82%
Cobalt International Energy, Inc.	4.05%
Unum Group	3.91%
NRG Energy, Inc.	3.78%
SunTrust Banks, Inc.	3.51%
Con-way, Inc.	3.43%
H&R Block, Inc.	3.34%
The Interpublic Group of Companies, Inc.	3.20%
Regions Financial Corporation	3.05%
Manpower, Inc.	3.01%
COMMON STOCKS — 96.20%	Shares Held	Value
CONSUMER DISCRETIONARY — 22.81% Auto Components — 8.20%
Delphi Automotive PLC (a)	497,500	$19,029,375
The Goodyear Tire & Rubber Company (a)	2,881,600	39,794,896
Lear Corporation	439,800	20,600,232
Magna International, Inc.	729,100	36,469,582
		115,894,085
Diversified Consumer Services — 3.88%
DeVry, Inc.	319,100	7,572,243
H&R Block, Inc.	2,541,700	47,199,369
		54,771,612
Media — 8.02%
The Interpublic Group of Companies, Inc.	4,108,500	45,275,670
Valassis Communications, Inc. (b)	2,640,100	68,061,778
		113,337,448
Multiline Retail — 1.01%
J.C. Penney Company, Inc. (c)	722,100	14,232,591
Specialty Retail — 1.70%
Best Buy Company, Inc.	1,140,500	13,514,925
Staples, Inc.	921,900	10,509,660
		24,024,585
TOTAL CONSUMER DISCRETIONARY		322,260,321
CONSUMER STAPLES — 1.60% Beverages — 0.91%
Molson Coors Brewing Company	302,100	12,926,859
Food & Staples Retailing — 0.69%
Safeway, Inc. (c)	393,500	7,118,415
SUPERVALU, Inc. (c)	1,043,600	2,577,692
		9,696,107
TOTAL CONSUMER STAPLES		22,622,966
	Shares Held	Value
ENERGY — 7.80% Oil, Gas & Consumable Fuels — 7.80%
Cobalt International Energy, Inc. (a)	2,329,300	$57,207,608
Kosmos Energy Limited (a)	2,181,300	26,939,055
Nexen, Inc.	258,100	6,953,214
Stone Energy Corporation (a)	930,900	19,102,068
TOTAL ENERGY		110,201,945
FINANCIALS — 25.53% Capital Markets — 0.49%
Northern Trust Corporation	138,800	6,962,208
Commercial Banks — 13.67%
CIT Group, Inc. (a)	170,700	6,595,848
Comerica, Inc.	344,000	10,436,960
First Horizon National Corporation	2,067,458	20,488,505
KeyCorp	4,164,420	35,064,417
Regions Financial Corporation	6,046,400	43,050,368
SunTrust Banks, Inc.	1,747,400	49,538,790
Synovus Financial Corporation	4,265,800	10,451,210
Zions Bancorporation	818,100	17,507,340
		193,133,438
Diversified Financial Services — 1.92%
PHH Corporation (a)	1,191,500	27,106,625
Insurance — 9.45%
The Allstate Corporation	763,800	30,681,846
CNO Financial Group, Inc.	3,681,600	34,349,328
Torchmark Corporation	130,800	6,758,436
Unum Group	2,651,000	55,193,820
XL Group PLC	264,200	6,620,852
		133,604,282
TOTAL FINANCIALS		360,806,553

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 6.61% Health Care Providers & Services — 6.61%
Aetna, Inc.	506,900	$23,469,470
Health Management Associates, Inc. (a)	445,400	4,151,128
LifePoint Hospitals, Inc. (a)	667,000	25,179,250
Omnicare, Inc.	937,700	33,850,970
Quest Diagnostics, Inc.	115,000	6,701,050
TOTAL HEALTH CARE		93,351,868
INDUSTRIALS — 13.50% Aerospace & Defense — 4.45%
Alliant Techsystems, Inc. (a)	330,400	20,471,584
Embraer SA — ADR	675,300	19,252,803
Huntington Ingalls Industries, Inc.	533,700	23,130,558
		62,854,945
Airlines — 1.70%
Alaska Air Group, Inc. (a)	156,200	6,730,658
Southwest Airlines Company	1,691,600	17,321,984
		24,052,642
Commercial Services & Supplies — 0.43%
The Geo Group, Inc.	217,000	6,119,400
Machinery — 0.48%
PACCAR, Inc.	150,600	6,808,626
Professional Services — 3.01%
Manpower, Inc.	1,000,500	42,461,220
Road & Rail — 3.43%
Con-way, Inc.	1,744,200	48,523,644
TOTAL INDUSTRIALS		190,820,477
INFORMATION TECHNOLOGY — 10.30% Communications Equipment — 2.95%
Arris Group, Inc. (a)	2,793,100	41,728,914
Electronic Equipment, Instruments & Components — 2.74%
Ingram Micro, Inc. (a)	1,250,400	21,156,768
TE Connectivity Limited	472,600	17,542,912
		38,699,680
Semiconductors & Semiconductor Equipment — 3.10%
Marvell Technology Group Limited	1,766,500	12,824,790
ON Semiconductor Corporation (a)	4,391,200	30,957,960
		43,782,750
Software — 1.51%
CA, Inc.	316,200	6,950,076
Comverse, Inc. (a)	158,680	4,527,140
Symantec Corporation (a)	528,000	9,931,680
		21,408,896
TOTAL INFORMATION TECHNOLOGY		145,620,240
	Shares Held	Value
UTILITIES — 8.05% Electric Utilities — 2.89%
Edison International	144,400	$6,525,436
Great Plains Energy, Inc.	758,200	15,399,042
PPL Corporation	659,600	18,884,348
		40,808,826
Independent Power Producers & Energy Traders — 3.78%
NRG Energy, Inc.	2,322,900	53,403,471
Multi-Utilities — 1.38%
Public Service Enterprise Group, Inc.	637,200	19,498,320
TOTAL UTILITIES		113,710,617
Total common stocks (Cost $1,420,970,304)		1,359,394,987
Total long-term investments (Cost $1,420,970,304)		1,359,394,987
COLLATERAL FOR SECURITIES ON LOAN — 1.29%
Money Market Funds — 1.29%
Invesco Government Agency Portfolio, 0.02%^	18,149,448	18,149,448
Total collateral for securities on loan (Cost $18,149,448)		18,149,448
SHORT-TERM INVESTMENTS — 3.81%	Principal Amount
Time Deposits — 3.81%
Deutsche Bank, 0.03%, 01/02/2013*	$21,394,040	21,394,040
Standard Chartered Bank, 0.03%, 01/02/2013*	32,445,662	32,445,662
Total short-term investments (Cost $53,839,702)		53,839,702
Total investments — 101.30% (Cost $1,492,959,454)		1,431,384,137
Liabilities in excess of other assets — (1.30)%		(18,332,794)
Net assets — 100.00%		$1,413,051,343

(a) — Non-income producing security.

(b)   — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

(c) — All or a portion of this security is on loan. The total market value of securities on loan was $17,719,485.

ADR — American Depositary Receipt

^ — Rate shown is the 7-day yield as of December 31, 2012.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Small Cap Value Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
Valassis Communications, Inc.	5.65%
Con-way, Inc.	4.82%
Quiksilver, Inc.	4.30%
Rent-A-Center, Inc.	3.51%
CNO Financial Group, Inc.	3.45%
Arris Group, Inc.	3.35%
Huntington Ingalls Industries, Inc.	3.28%
PHH Corporation	3.22%
Miller Industries, Inc.	2.73%
LifePoint Hospitals, Inc.	2.72%
COMMON STOCKS — 95.07%	Shares Held	Value
CONSUMER DISCRETIONARY — 15.36% Diversified Consumer Services — 0.74%
DeVry, Inc.	124,900	$2,963,877
Hotels, Restaurants & Leisure — 0.15%
Lakes Entertainment, Inc. (a)	197,000	591,000
Household Durables — 0.12%
Furniture Brands International, Inc. (a)	442,000	468,520
Media — 6.54%
The Interpublic Group of Companies, Inc.	324,000	3,570,480
Valassis Communications, Inc.	875,800	22,578,124
		26,148,604
Specialty Retail — 3.51%
Rent-A-Center, Inc.	408,400	14,032,624
Textiles, Apparel & Luxury Goods — 4.30%
Quiksilver, Inc. (a)	4,052,000	17,221,000
TOTAL CONSUMER DISCRETIONARY		61,425,625
CONSUMER STAPLES — 1.06% Food Products — 1.06%
Overhill Farms, Inc. (a) (b)	982,900	4,255,957
TOTAL CONSUMER STAPLES		4,255,957
ENERGY — 2.28% Oil, Gas & Consumable Fuels — 2.28%
Cobalt International Energy, Inc. (a)	114,000	2,799,840
Stone Energy Corporation (a)	308,800	6,336,576
TOTAL ENERGY		9,136,416
	Shares Held	Value
FINANCIALS — 26.98% Commercial Banks — 6.60%
Associated Banc-Corp	235,100	$3,084,512
First Horizon National Corporation	905,531	8,973,815
First Interstate BancSystem, Inc.	253,000	3,903,790
First Niagara Financial Group, Inc.	206,800	1,639,924
Synovus Financial Corporation	2,085,100	5,108,495
TCF Financial Corporation	145,300	1,765,395
Webster Financial Corporation	93,000	1,911,150
		26,387,081
Diversified Financial Services — 3.22%
PHH Corporation (a)	565,800	12,871,950
Insurance — 14.86%
Argo Group International Holdings Limited	234,100	7,863,419
CNO Financial Group, Inc.	1,476,900	13,779,477
Employers Holdings, Inc.	203,600	4,190,088
Endurance Specialty Holdings Limited	98,800	3,921,372
Global Indemnity PLC (a)	343,536	7,602,452
The Hanover Insurance Group, Inc.	12,800	495,872
Horace Mann Educators Corporation	529,700	10,572,812
National Western Life Insurance Company	5,400	851,796
Symetra Financial Corporation	783,300	10,167,234
		59,444,522
Real Estate Investment Trusts — 0.75%
CapLease, Inc.	539,100	3,002,787
Real Estate Management & Development — 1.26%
Granite Real Estate Investment Trust (a)	132,500	5,036,325
Thrifts & Mortgage Finance — 0.29%
First Financial Holdings, Inc.	87,900	1,149,732
TOTAL FINANCIALS		107,892,397

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Small Cap Value Fund (Unaudited)

	Shares Held	Value
HEALTH CARE — 4.99% Health Care Providers & Services — 4.99%
Health Management Associates, Inc. (a)	552,700	$5,151,164
LifePoint Hospitals, Inc. (a)	288,300	10,883,325
PharMerica Corporation (a)	275,200	3,918,848
TOTAL HEALTH CARE		19,953,337
INDUSTRIALS — 28.58% Aerospace & Defense — 6.07%
Alliant Techsystems, Inc. (a)	157,800	9,777,288
Embraer SA — ADR	47,400	1,351,374
Huntington Ingalls Industries, Inc.	303,100	13,136,354
		24,265,016
Building Products — 1.50%
Fortune Brands Home & Security, Inc. (a)	205,200	5,995,944
Commercial Services & Supplies — 1.75%
The Geo Group, Inc.	247,796	6,987,847
Machinery — 5.57%
CIRCOR International, Inc.	150,200	5,946,418
Meritor, Inc. (a)	622,300	2,943,479
Miller Industries, Inc. (b)	715,600	10,912,900
Sauer-Danfoss, Inc.	46,800	2,497,716
		22,300,513
Professional Services — 4.65%
Heidrick & Struggles International, Inc.	113,700	1,735,062
Hudson Global, Inc. (a) (b)	2,050,400	9,185,792
Korn/Ferry International (a)	130,000	2,061,800
Manpower, Inc.	132,100	5,606,324
		18,588,978
Road & Rail — 6.82%
Avis Budget Group, Inc. (a)	403,300	7,993,406
Con-way, Inc.	693,300	19,287,606
		27,281,012
Trading Companies & Distributors — 2.22%
Rush Enterprises, Inc. (a)	430,200	8,892,234
TOTAL INDUSTRIALS		114,311,544
INFORMATION TECHNOLOGY — 8.41% Communications Equipment — 3.78%
Arris Group, Inc. (a)	897,800	13,413,132
Symmetricom, Inc. (a)	293,200	1,691,764
		15,104,896
IT Services — 0.22%
CIBER, Inc. (a)	267,200	892,448
	Shares Held	Value
Semiconductors & Semiconductor Equipment — 3.07%
Intersil Corporation	278,800	$2,311,252
ON Semiconductor Corporation (a)	1,414,300	9,970,815
		12,282,067
Software — 1.34%
Comverse, Inc. (a)	187,210	5,341,101
TOTAL INFORMATION TECHNOLOGY		33,620,512
MATERIALS — 1.66% Metals & Mining — 1.66%
Horsehead Holding Corporation (a)	287,300	2,933,333
Noranda Aluminum Holding Corporation	607,600	3,712,436
TOTAL MATERIALS		6,645,769
UTILITIES — 5.75% Electric Utilities — 3.64%
Great Plains Energy, Inc.	458,300	9,308,073
Portland General Electric Company	139,600	3,819,456
Westar Energy, Inc.	49,100	1,405,242
		14,532,771
Independent Power Producers & Energy Traders — 2.11%
NRG Energy, Inc.	367,499	8,448,802
TOTAL UTILITIES		22,981,573
Total common stocks (Cost $369,532,576)		380,223,130
INVESTMENT COMPANIES — 1.86%
Exchange Traded Funds — 1.86%
iShares Russell 2000 Value Index Fund	98,300	7,422,633
Total investment companies (Cost $6,903,353)		7,422,633
Total long-term investments (Cost $376,435,929)		387,645,763
SHORT-TERM INVESTMENTS — 1.87%	Principal Amount
Time Deposits — 1.87%
Standard Chartered Bank, 0.03%, 01/02/2013*	$7,491,553	7,491,553
Total short-term investments (Cost $7,491,553)		7,491,553
Total investments — 98.80% (Cost $383,927,482)		395,137,316
Other assets in excess of liabilities — 1.20%		4,796,638
Net assets — 100.00%		$399,933,954

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Small Cap Value Fund (Unaudited)

(a) — Non-income producing security.

(b) — Affiliated issuer. See Note 6 in Notes to the Financial Statements.

ADR — American Depositary Receipt

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

Largest Equity Holdings	Percent of net assets
American International Group, Inc.	10.50%
Valassis Communications, Inc.	9.40%
Hewlett-Packard Company	3.85%
Bank of America Corporation	3.57%
Con-way, Inc.	3.34%
Wells Fargo & Company	3.32%
Unum Group	3.19%
JPMorgan Chase & Company	3.19%
Rent-A-Center, Inc.	3.13%
Corning, Inc.	3.07%
COMMON STOCKS — 85.62%	Shares Held	Value
CONSUMER DISCRETIONARY — 19.24% Automobiles — 1.67%
Motors Liquidation Company GUC Trust (a)	90,000	$1,908,000
Hotels, Restaurants & Leisure — 0.26%
Lakes Entertainment, Inc. (a)	99,800	299,400
Household Durables — 0.20%
Stanley Furniture Company, Inc. (a)	50,500	227,250
Media — 9.40%
Valassis Communications, Inc. (b)	416,500	10,737,370
Multiline Retail — 1.92%
J.C. Penney Company, Inc. (c)	111,400	2,195,694
Specialty Retail — 3.13%
Rent-A-Center, Inc. (b)	104,200	3,580,312
Textiles, Apparel & Luxury Goods — 2.66%
Quiksilver, Inc. (a) (b)	714,500	3,036,625
TOTAL CONSUMER DISCRETIONARY		21,984,651
CONSUMER STAPLES — 0.80% Food Products — 0.80%
Overhill Farms, Inc. (a)	210,800	912,764
TOTAL CONSUMER STAPLES		912,764
ENERGY — 5.43% Oil, Gas & Consumable Fuels — 5.43%
Cobalt International Energy, Inc. (a)	87,600	2,151,456
Kosmos Energy Limited (a)	198,800	2,455,180
Murphy Oil Corporation	8,700	518,085
Nexen, Inc.	39,900	1,074,906
TOTAL ENERGY		6,199,627
FINANCIALS — 28.21% Capital Markets — 2.47%
Morgan Stanley	147,700	2,824,024
Commercial Banks — 3.32%
Wells Fargo & Company	111,000	3,793,980
	Shares Held	Value
Diversified Financial Services — 8.29%
Bank of America Corporation	351,200	$4,073,920
Citigroup, Inc.	44,500	1,760,420
JPMorgan Chase & Company (b)	82,800	3,640,716
		9,475,056
Insurance — 14.13%
American International Group, Inc. (a) (b)	300,200	10,597,060
Global Indemnity PLC (a)	85,600	1,894,328
Unum Group	175,100	3,645,582
		16,136,970
TOTAL FINANCIALS		32,230,030
HEALTH CARE — 1.96% Health Care Providers & Services — 1.96%
WellPoint, Inc.	36,800	2,241,856
TOTAL HEALTH CARE		2,241,856
INDUSTRIALS — 16.02% Aerospace & Defense — 1.38%
Huntington Ingalls Industries, Inc.	36,466	1,580,436
Air Freight & Logistics — 0.31%
Air T, Inc.	42,900	356,499
Building Products — 1.05%
Masonite Worldwide Holdings, Inc. (a)	36,200	1,194,600
Commercial Services & Supplies — 1.50%
The Geo Group, Inc.	60,748	1,713,093
Construction & Engineering — 0.83%
Bouygues AG (f)	31,800	946,283
Machinery — 2.66%
KSB AG (f)	1,100	601,874
Miller Industries, Inc. (b)	159,798	2,436,920
		3,038,794
Marine — 3.03%
Clarkson PLC (f)	177,600	3,464,847

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares Held	Value
Professional Services — 1.92%
Hudson Global, Inc. (a)	490,400	$2,196,992
Road & Rail — 3.34%
Con-way, Inc.	137,200	3,816,904
TOTAL INDUSTRIALS		18,308,448
INFORMATION TECHNOLOGY — 8.69% Computers & Peripherals — 3.85%
Hewlett-Packard Company (b)	308,500	4,396,125
Electronic Equipment, Instruments & Components — 3.07%
Corning, Inc.	277,400	3,500,788
Software — 1.77%
Microsoft Corporation	75,800	2,026,134
TOTAL INFORMATION TECHNOLOGY		9,923,047
MATERIALS — 0.36% Metals & Mining — 0.36%
Noranda Aluminum Holding Corporation	67,300	411,203
TOTAL MATERIALS		411,203
TELECOMMUNICATION SERVICES — 3.60% Wireless Telecommunication Services — 3.60%
Mobistar SA (f)	97,300	2,501,108
Vodafone Group PLC — ADR	63,800	1,607,122
TOTAL TELECOMMUNICATION SERVICES		4,108,230
UTILITIES — 1.31% Independent Power Producers & Energy Traders — 1.31%
NRG Energy, Inc.	65,300	1,501,247
TOTAL UTILITIES		1,501,247
Total common stocks (Cost $94,576,902)		97,821,103
INVESTMENT COMPANIES — 0.60%
Closed-End Funds — 0.60%
Boulder Total Return Fund, Inc. (a)	37,900	683,337
Total investment companies (Cost $649,328)		683,337
PREFERRED STOCKS — 0.61%	Shares Held	Value
FINANCIALS — 0.61% Thrifts & Mortgage Finance — 0.61%
Federal Home Loan Mortgage Corporation — Series K (a)	33,900	$96,276
Federal Home Loan Mortgage Corporation — Series N (a)	118,600	338,010
Federal Home Loan Mortgage Corporation — Series S (a)	18,700	53,295
Federal Home Loan Mortgage Corporation — Series T (a)	37,900	120,522
Federal Home Loan Mortgage Corporation — Series Z (a)	52,600	92,050
TOTAL FINANCIALS		700,153
Total preferred stocks (Cost $374,513)		700,153
CONVERTIBLE BONDS — 0.53%	Principal Amount
ENERGY — 0.53% Oil, Gas & Consumable Fuels — 0.53%
Cobalt International Energy, Inc. 2.625%, 12/01/2019	$600,000	608,625
TOTAL ENERGY		608,625
Total convertible bonds (Cost $595,500)		608,625
CORPORATE BONDS — 6.64%
CONSUMER DISCRETIONARY — 0.92% Household Durables — 0.92%
William Lyon Homes, Inc. 8.500%, 11/15/2020 (Acquired 11/05/2012, Cost $1,000,000) (r)	1,000,000	1,045,000
TOTAL CONSUMER DISCRETIONARY		1,045,000
ENERGY — 0.62% Oil, Gas & Consumable Fuels — 0.62%
American Petroleum Tankers Parent LLC/ American Petroleum Tankers Company 10.250%, 05/01/2015	679,000	712,950
TOTAL ENERGY		712,950
MATERIALS — 5.10% Metals & Mining — 5.10%
Horsehead Holding Corporation 10.500%, 06/01/2017 (Acquired 07/19/2012 — 10/23/2012, Cost $5,495,844) (r)	5,500,000	5,830,000
TOTAL MATERIALS		5,830,000
Total corporate bonds (Cost $7,164,688)		7,587,950

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Value Opportunities Fund (Unaudited)

PURCHASED PUT OPTIONS — 1.68%	Contracts (100 shares per contract)	Value
MATERIALS — 0.88% Metals & Mining — 0.88%
United States Steel Corporation (a) Expiration: January 2014, Exercise Price: $25.00	100	$49,000
Expiration: January 2014, Exercise Price: $30.00	150	123,750
Expiration: January 2014, Exercise Price: $40.00	100	170,000
Expiration: January 2014, Exercise Price: $45.00	300	662,700
TOTAL MATERIALS		1,005,450
TELECOMMUNICATION SERVICES — 0.80% Diversified Telecommunication Services — 0.80%
Verizon Communications, Inc. (a) Expiration: January 2014, Exercise Price: $40.00	2,800	910,000
TOTAL TELECOMMUNICATION SERVICES		910,000
Total purchased put options (Cost $2,708,421)		1,915,450
WARRANTS — 1.23%	Shares Held
FINANCIALS — 1.23% Insurance — 1.23%
American International Group, Inc. (a) Expiration: January 2021, Exercise Price: $45.00	101,800	1,404,840
TOTAL FINANCIALS		1,404,840
Total warrants (Cost $586,290)		1,404,840
Total long-term investments (Cost $106,655,642)		110,721,458
COLLATERAL FOR SECURITIES ON LOAN — 1.42%	Shares Held	Value
Money Market Funds — 1.42%
Invesco Government Agency Portfolio, 0.02%^	1,616,743	$1,616,743
Total collateral for securities on loan (Cost $1,616,743)		1,616,743
SHORT-TERM INVESTMENTS — 2.79%	Principal Amount
Time Deposits — 2.79%
Deutsche Bank, 0.03%, 01/02/2013*	$3,191,474	3,191,474
Total short-term investments (Cost $3,191,474)		3,191,474
Total investments — 101.12% (Cost $111,463,859)		115,529,675
Liabilities in excess of other assets — (1.12)%		(1,278,782)
Net assets — 100.00%		$114,250,893

(a) — Non-income producing security.

(b) — All or a portion of this security is segregated as collateral for bridge loan commitments.

(c) — All or a portion of this security is on loan. The total market value of securities on loan was $1,584,944.

(f) — Securities were fair valued as a result of market movements following the close of local trading using Interactive Data's proprietary fair value pricing model. The total market value of these securities was $7,514,112, representing 6.58% of net assets. See Note 1 in Notes to the Financial Statements.

(r) — Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $6,875,000, representing 6.02% of net assets.

ADR — American Depositary Receipt

^ — Rate shown is the 7-day yield as of December 31, 2012.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Capital Income Fund (Unaudited)

* Sum of sectors shown is greater than 100% due to short-term investments and liabilities in excess of other assets of (0.87)%.

Largest Issuers	Percent of net assets
Vodafone Group PLC - ADR	2.96%
JPMorgan Chase & Company	2.94%
Johnson & Johnson	2.93%
Microsoft Corporation	2.92%
Royal Dutch Shell PLC - Class B - ADR	2.64%
Public Service Enterprise Group, Inc.	2.40%
Exelon Corporation	2.36%
Total SA - ADR	2.10%
Molson Coors Brewing Company	2.06%
iShares iBoxx $ High Yield Corporate Bond Fund	1.97%
COMMON STOCKS — 59.47%	Shares Held	Value
CONSUMER DISCRETIONARY — 6.70% Auto Components — 1.84%
Johnson Controls, Inc.	9,981	$306,417
Automobiles — 0.21%
General Motors Company (a)	874	25,197
General Motors Company — Escrow (a) (f) (i)	4,600	0
Motors Liquidation Company GUC Trust (a)	460	9,752
		34,949
Diversified Consumer Services — 1.48%
H&R Block, Inc.	13,298	246,944
Hotels, Restaurants & Leisure — 0.55%
Carnival Corporation	2,497	91,815
Media — 1.17%
Valassis Communications, Inc.	7,540	194,381
Specialty Retail — 1.45%
Lowe's Companies, Inc.	6,795	241,358
TOTAL CONSUMER DISCRETIONARY		1,115,864
CONSUMER STAPLES — 10.42% Beverages — 3.84%
Molson Coors Brewing Company	8,021	343,219
PepsiCo, Inc.	4,314	295,207
		638,426
Food & Staples Retailing — 1.48%
Wal-Mart Stores, Inc. (c)	3,599	245,560
Food Products — 3.51%
General Mills, Inc.	2,284	92,296
Kraft Foods Group, Inc.	3,095	140,730
Mondelez International, Inc.	6,400	163,008
Unilever PLC — ADR	4,871	188,605
		584,639
Household Products — 0.56%
Kimberly-Clark Corporation	1,105	93,295
	Shares Held	Value
Tobacco — 1.03%
Philip Morris International, Inc. (c)	2,057	$172,047
TOTAL CONSUMER STAPLES		1,733,967
ENERGY — 5.61% Oil, Gas & Consumable Fuels — 5.61%
Murphy Oil Corporation	2,425	144,409
Royal Dutch Shell PLC — Class B — ADR	6,194	439,093
Total SA — ADR	6,723	349,663
TOTAL ENERGY		933,165
FINANCIALS — 8.08% Commercial Banks — 2.78%
PNC Financial Services Group, Inc.	3,778	220,295
Wells Fargo & Company	7,101	242,712
		463,007
Diversified Financial Services — 3.35%
Citigroup, Inc.	1,723	68,158
JPMorgan Chase & Company (c)	11,108	488,420
		556,578
Insurance — 1.95%
The Allstate Corporation	8,073	324,292
TOTAL FINANCIALS		1,343,877
HEALTH CARE — 7.83% Health Care Equipment & Supplies — 0.55%
Medtronic, Inc.	2,240	91,885
Pharmaceuticals — 7.28%
Eli Lilly & Company	1,952	96,273
Johnson & Johnson	6,967	488,386
Merck & Company, Inc.	3,546	145,173
Novartis AG — ADR	3,873	245,161
Pfizer, Inc.	5,576	139,846
Sanofi — ADR	2,028	96,087
		1,210,926
TOTAL HEALTH CARE		1,302,811

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares Held	Value
INDUSTRIALS — 3.92% Aerospace & Defense — 2.34%
BAE Systems PLC — ADR	4,332	$96,517
Lockheed Martin Corporation (c)	3,164	292,006
		388,523
Commercial Services & Supplies — 1.00%
The Geo Group, Inc.	5,922	167,000
Machinery — 0.58%
PACCAR, Inc.	2,142	96,840
TOTAL INDUSTRIALS		652,363
INFORMATION TECHNOLOGY — 7.14% Computers & Peripherals — 1.78%
Hewlett-Packard Company	20,763	295,873
Electronic Equipment, Instruments & Components — 1.15%
TE Connectivity Limited	5,181	192,319
Semiconductors & Semiconductor Equipment — 0.57%
Texas Instruments, Inc.	3,077	95,202
Software — 3.64%
CA, Inc.	5,432	119,395
Microsoft Corporation	18,191	486,246
		605,641
TOTAL INFORMATION TECHNOLOGY		1,189,035
TELECOMMUNICATION SERVICES — 2.96% Wireless Telecommunication Services — 2.96%
Vodafone Group PLC — ADR	19,543	492,288
TOTAL TELECOMMUNICATION SERVICES		492,288
UTILITIES — 6.81% Electric Utilities — 4.41%
Edison International	2,134	96,435
Exelon Corporation (c)	13,226	393,342
PPL Corporation	8,510	243,641
		733,418
Multi-Utilities — 2.40%
Public Service Enterprise Group, Inc.	13,057	399,544
TOTAL UTILITIES		1,132,962
Total common stocks (Cost $9,395,691)		9,896,332
INVESTMENT COMPANIES — 1.97%
Exchange Traded Funds — 1.97%
iShares iBoxx $ High Yield Corporate Bond Fund	3,500	326,725
Total investment companies (Cost $324,204)		326,725
PREFERRED STOCKS — 2.99%	Shares Held	Value
FINANCIALS — 2.99% Commercial Banks — 1.21%
Countrywide Capital V, 7.000%	2,744	$69,121
Morgan Stanley, 4.000% (b)	4,000	78,160
Royal Bank of Scotland Group PLC, 6.600%	2,370	54,510
		201,791
Consumer Finance — 0.36%
GMAC Capital Trust I — Series 2, 8.125% (b)	2,218	59,110
Diversified Financial Services — 0.13%
Bank of America Corporation, 4.000% (b)	1,000	21,700
Investment Companies — 0.78%
Pebblebrook Hotel Trust, 8.000%	5,000	129,950
Real Estate Investment Trusts — 0.49%
Strategic Hotels & Resorts, Inc. — Series A, 8.500%	3,252	81,495
Thrifts & Mortgage Finance — 0.02%
Federal Home Loan Mortgage Corporation — Series Z (a)	1,635	2,861
TOTAL FINANCIALS		496,907
Total preferred stocks (Cost $488,688)		496,907
CONVERTIBLE PREFERRED STOCKS — 0.85%
CONSUMER DISCRETIONARY — 0.42% Auto Components — 0.42%
The Goodyear Tire & Rubber Company, 5.875%	1,500	70,815
TOTAL CONSUMER DISCRETIONARY		70,815
ENERGY — 0.05% Oil, Gas & Consumable Fuels — 0.05%
PetroQuest Energy, Inc., 6.875%	250	8,117
TOTAL ENERGY		8,117
FINANCIALS — 0.38% Commercial Banks — 0.38%
KeyCorp, 7.750%	500	62,625
TOTAL FINANCIALS		62,625
Total convertible preferred stocks (Cost $138,930)		141,557
CONVERTIBLE BONDS — 1.33%	Principal Amount
HEALTH CARE — 1.00% Health Care Providers & Services — 0.84%
WellPoint, Inc. 2.750%, 10/15/2042 (Acquired 10/03/2012, Cost $130,000) (r)	$130,000	140,481
Pharmaceuticals — 0.16%
Dendreon Corporation 2.875%, 01/15/2016	35,000	26,600
TOTAL HEALTH CARE		167,081

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
INDUSTRIALS — 0.33% Machinery — 0.33%
Meritor, Inc. 7.875%, 03/01/2026 (Acquired 11/29/2012, Cost $18,013) (r)	$20,000	$18,438
4.000%, 02/15/2027 (b)	48,000	36,150
TOTAL INDUSTRIALS		54,588
Total convertible bonds (Cost $216,777)		221,669
CORPORATE BONDS — 34.26%
CONSUMER DISCRETIONARY — 7.28% Auto Components — 0.77%
Affinia Group, Inc. 10.750%, 08/15/2016 (Acquired 06/26/2012, Cost $16,060) (r)	15,000	16,331
Allison Transmission, Inc. 7.125%, 05/15/2019 (Acquired 05/09/2011, Cost $25,344) (r)	25,000	26,813
American Axle & Manufacturing Holdings, Inc. 9.250%, 01/15/2017 (Acquired 12/31/2010 — 07/07/2011, Cost $26,826) (r)	25,000	27,875
American Axle & Manufacturing, Inc. 7.750%, 11/15/2019	4,000	4,360
Stoneridge, Inc. 9.500%, 10/15/2017 (Acquired 12/31/2010 — 10/31/2012, Cost $53,710) (i) (r)	50,000	53,500
		128,879
Automobiles — 0.33%
Chrysler Group LLC 8.250%, 06/15/2021	50,000	55,250
	Principal Amount	Value
Hotels, Restaurants & Leisure — 1.91%
CKE, Inc. 10.500%, 03/14/2016 (Acquired 04/25/2012 — 10/01/2012, Cost $21,731) (p) (r)	$20,562	$21,847
CKE Restaurants, Inc. 11.375%, 07/15/2018	35,000	40,425
DineEquity, Inc. 9.500%, 10/30/2018	65,000	74,180
MGM Resorts International 7.750%, 03/15/2022	40,000	43,000
NCL Corporation Limited 9.500%, 11/15/2018	35,000	39,025
Ruby Tuesday, Inc. 7.625%, 05/15/2020 (Acquired 05/07/2012 — 12/20/2012, Cost $61,977) (r)	65,000	62,400
Shearer's Foods LLC/Chip Finance Corporation 9.000%, 11/01/2019 (Acquired 10/24/2012, Cost $35,521) (r)	35,000	36,838
		317,715
Household Durables — 0.78%
Brookfield Residential Properties, Inc. 6.500%, 12/15/2020 (Acquired 12/11/2012 — 12/12/2012, Cost $60,056) (r)	59,000	60,770
M/I Homes, Inc. 8.625%, 11/15/2018	30,000	33,150
William Lyon Homes, Inc. 8.500%, 11/15/2020 (Acquired 11/05/2012, Cost $35,120) (r)	35,000	36,575
		130,495
Leisure Equipment & Products — 0.72%
CityCenter Holdings LLC/CityCenter Finance Corporation 10.750%, 01/15/2017 (p)	49,510	53,966
Seven Seas Cruises S de RL LLC 9.125%, 05/15/2019	62,000	65,875
		119,841

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
Media — 1.81%
Bresnan Broadband Holdings LLC 8.000%, 12/15/2018 (Acquired 12/31/2010 — 03/19/2012, Cost $25,925) (r)	$25,000	$27,125
CCO Holdings LLC/CCO Holdings Capital Corporation 7.375%, 06/01/2020	70,000	78,049
Cumulus Media Holdings, Inc. 7.750%, 05/01/2019	45,000	44,438
Entercom Radio LLC 10.500%, 12/01/2019	35,000	38,675
Global Generations Merger Sub, Inc. 11.000%, 12/15/2020 (Acquired 12/17/2012, Cost $10,000) (r)	10,000	10,225
Townsquare Radio LLC/Townsquare Radio, Inc. 9.000%, 04/01/2019 (Acquired 03/30/2012 — 12/03/2012, Cost $41,862) (r)	40,000	44,100
Valassis Communications, Inc. 6.625%, 02/01/2021	55,000	58,575
		301,187
Multiline Retail — 0.72%
99 Cents Only Stores 11.000%, 12/15/2019	40,000	45,800
Dillard's, Inc. 6.625%, 01/15/2018	25,000	27,188
7.130%, 08/01/2018	35,000	39,200
J.C. Penney Corporation, Inc. 5.750%, 02/15/2018	8,000	7,080
		119,268
Textiles, Apparel & Luxury Goods — 0.24%
Quiksilver, Inc. 6.875%, 04/15/2015	40,000	39,500
TOTAL CONSUMER DISCRETIONARY		1,212,135
CONSUMER STAPLES — 0.67% Food Products — 0.42%
Post Holdings, Inc. 7.375%, 02/15/2022 (Acquired 01/27/2012 — 10/22/2012, Cost $66,190) (r)	63,000	69,339
Household Products — 0.25%
FGI Operating Company LLC/FGI Finance, Inc. 7.875%, 05/01/2020 (Acquired 04/12/2012 — 10/23/2012, Cost $41,727) (r)	40,000	41,400
TOTAL CONSUMER STAPLES		110,739
	Principal Amount	Value
ENERGY — 5.52% Energy Equipment & Services — 2.90%
Atwood Oceanics, Inc. 6.500%, 02/01/2020	$55,000	$59,400
Bill Barrett Corporation 7.000%, 10/15/2022	65,000	67,275
Gulfport Energy Corporation 7.750%, 11/01/2020 (Acquired 10/17/2012 — 12/18/2012, Cost $69,517) (r)	70,000	72,274
Lone Pine Resources Canada Limited 10.375%, 02/15/2017	15,000	14,250
Midstates Petroleum Company, Inc./Midstates Petroleum Company LLC 10.750%, 10/01/2020 (Acquired 09/13/2012 — 12/12/2012, Cost $56,273) (r)	55,000	58,713
PHI, Inc. 8.625%, 10/15/2018	50,000	53,750
Shale-Inland Holdings LLC/Shale-Inland Finance Corporation 8.750%, 11/15/2019 (Acquired 10/26/2012, Cost $44,708) (r)	45,000	47,363
Shelf Drilling Holdings Limited 8.625%, 11/01/2018 (Acquired 10/10/2012, Cost $35,000) (i) (r)	35,000	36,050
Thermon Industries, Inc. 9.500%, 05/01/2017	20,000	22,300
Unit Corporation 6.625%, 05/15/2021 (Acquired 07/12/2012 — 07/25/2012, Cost $14,844) (r)	15,000	15,469
6.625%, 05/15/2021	35,000	36,094
		482,938

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels — 2.62%
American Petroleum Tankers Parent LLC/ American Petroleum Tankers Company 10.250%, 05/01/2015	$60,000	$63,000
Comstock Resources, Inc. 9.500%, 06/15/2020	68,000	73,439
Holly Energy Partners LP/Holly Energy Finance Corporation 6.500%, 03/01/2020 (Acquired 02/28/2012 — 03/20/2012, Cost $29,520) (r)	29,000	31,175
NGPL PipeCo LLC 9.625%, 06/01/2019 (Acquired 05/22/2012 — 05/30/2012, Cost $27,370) (r)	27,000	31,185
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875%, 03/15/2018	55,000	56,788
PBF Holding Company LLC/PBF Finance Corporation 8.250%, 02/15/2020 (Acquired 01/27/2012 — 05/29/2012, Cost $39,534) (r)	40,000	43,300
PetroQuest Energy, Inc. 10.000%, 09/01/2017	45,000	46,800
Stone Energy Corporation 8.625%, 02/01/2017	45,000	48,544
7.500%, 11/15/2022	40,000	41,800
		436,031
TOTAL ENERGY		918,969
FINANCIALS — 2.47% Commercial Banks — 0.36%
Aircastle Limited 6.250%, 12/01/2019 (Acquired 11/27/2012, Cost $40,240) (r)	40,000	41,900
The Royal Bank of Scotland PLC 9.500%, 03/16/2022 (b)	15,000	17,691
		59,591
Consumer Finance — 0.83%
Ally Financial, Inc. 4.625%, 06/26/2015	60,000	62,585
7.250%, 09/15/2017	20,000	19,885
Credit Acceptance Corporation 9.125%, 02/01/2017	50,000	54,875
		137,345
Diversified Financial Services — 0.28%
PHH Corporation 9.250%, 03/01/2016	40,000	46,900
	Principal Amount	Value
Insurance — 0.78%
American General Institutional Capital A 7.570%, 12/01/2045 (Acquired 05/03/2012 — 09/05/2012, Cost $31,866) (r)	$30,000	$35,700
American International Group, Inc. 8.175%, 05/15/2058 (b)	40,000	52,300
Prudential Financial, Inc. 5.875%, 09/15/2042 (b)	40,000	42,150
		130,150
Investment Companies — 0.22%
Constellation Enterprises LLC 10.625%, 02/01/2016 (Acquired 01/20/2011 — 07/19/2011, Cost $35,032) (i) (r)	35,000	36,925
TOTAL FINANCIALS		410,911
HEALTH CARE — 3.89% Health Care Providers & Services — 2.28%
Air Medical Group Holdings, Inc. 9.250%, 11/01/2018	30,000	33,300
Capella Healthcare, Inc. 9.250%, 07/01/2017	55,000	59,263
CDRT Holding Corporation 9.250%, 10/01/2017 (Acquired 09/24/2012, Cost $19,432) (p) (r)	20,000	20,500
Emergency Medical Services Corporation 8.125%, 06/01/2019	50,000	55,156
HCA, Inc. 6.500%, 02/15/2020	66,000	74,414
Surgical Care Affiliates, Inc. 8.875%, 07/15/2015 (Acquired 03/21/2012, Cost $15,073) (i) (r)	15,000	15,263
10.000%, 07/15/2017 (Acquired 12/31/2010, Cost $20,400) (i) (r)	20,000	21,050
Universal Hospital Services, Inc. 7.625%, 08/15/2020 (Acquired 07/24/2012 — 12/07/2012, Cost $72,856) (r)	70,000	73,937
VWR Funding, Inc. 7.250%, 09/15/2017 (Acquired 08/21/2012, Cost $25,156) (r)	25,000	26,375
		379,258

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
Health Care Technology — 1.02%
DJO Finance LLC/DJO Finance Corporation 8.750%, 03/15/2018 (Acquired 03/13/2012 — 09/14/2012, Cost $41,494) (r)	$40,000	$43,900
Grifols, Inc. 8.250%, 02/01/2018	45,000	49,781
Merge Healthcare, Inc. 11.750%, 05/01/2015	45,000	48,544
STHI Holding Corporation 8.000%, 03/15/2018 (Acquired 03/11/2011 — 03/24/2011, Cost $25,764) (r)	25,000	27,188
		169,413
Pharmaceuticals — 0.59%
ConvaTec Healthcare E SA 10.500%, 12/15/2018 (Acquired 12/31/2010 — 10/02/2012, Cost $46,836) (r)	45,000	49,837
Valeant Pharmaceuticals International 7.250%, 07/15/2022 (Acquired 09/20/2012, Cost $47,231) (r)	45,000	49,388
		99,225
TOTAL HEALTH CARE		647,896
INDUSTRIALS — 5.44% Aerospace & Defense — 0.39%
Huntington Ingalls Industries, Inc. 7.125%, 03/15/2021	60,000	65,550
Airlines — 1.27%
America West Airlines Pass Through Trust — Series 2001-1 7.100%, 04/02/2021	29,268	30,731
Continental Airlines, Inc. Pass Through Trust — Series 2003-ERJ1 7.875%, 07/02/2018	36,949	38,058
Delta Air Lines, Inc. Pass Through Trust — Class B — Series 2007-1 8.021%, 08/10/2022	38,504	41,969
United Air Lines, Inc. Pass Through Trust — Class B — Series 2007-1 7.336%, 07/02/2019 (Acquired 02/23/2012 — 08/29/2012, Cost $41,503) (e) (i)	42,229	42,493
US Airways Pass Through Trust — Class B — Series 2012-1 8.000%, 10/01/2019	55,000	58,712
		211,963
	Principal Amount	Value
Building Products — 1.16%
Building Materials Corporation of America 6.750%, 05/01/2021 (Acquired 11/21/2011 — 10/04/2012, Cost $73,254) (r)	$70,000	$77,525
Masonite International Corporation 8.250%, 04/15/2021 (Acquired 03/06/2012 — 10/25/2012, Cost $57,760) (r)	55,000	59,125
Roofing Supply Group LLC/Roofing Supply Finance, Inc. 10.000%, 06/01/2020 (Acquired 05/24/2012 — 11/20/2012, Cost $52,797) (r)	50,000	56,250
		192,900
Commercial Services & Supplies — 1.01%
International Lease Finance Corporation 6.750%, 09/01/2016 (Acquired 12/20/2012, Cost $56,597) (r)	50,000	56,375
8.250%, 12/15/2020	46,000	54,970
United Rentals North America, Inc. 8.375%, 09/15/2020	20,000	22,250
8.250%, 02/01/2021	30,000	33,975
		167,570
Construction & Engineering — 0.37%
Tutor Perini Corporation 7.625%, 11/01/2018	59,000	61,213
Industrial Conglomerates — 0.22%
Actuant Corporation 5.625%, 06/15/2022	35,000	36,400
Machinery — 0.70%
The Manitowoc Company, Inc. 8.500%, 11/01/2020	25,000	28,188
Mcron Finance Sub LLC/Mcron Finance Corporation 8.375%, 05/15/2019 (Acquired 04/20/2012 — 11/20/2012, Cost $50,034) (r)	49,000	50,470
Thermadyne Holdings Corporation 9.000%, 12/15/2017	35,000	37,450
		116,108
Road & Rail — 0.32%
Florida East Coast Railway Corporation 8.125%, 02/01/2017	50,000	53,250
TOTAL INDUSTRIALS		904,954
INFORMATION TECHNOLOGY — 1.81% Communications Equipment — 0.56%
CDW LLC/CDW Finance Corporation 8.500%, 04/01/2019	45,000	48,937
Nokia OYJ 5.375%, 05/15/2019	45,000	43,088
		92,025

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
Electronic Equipment, Instruments & Components — 0.48%
Freescale Semiconductor, Inc. 9.250%, 04/15/2018 (Acquired 12/31/2010 — 09/17/2012, Cost $59,716) (r)	$55,000	$60,363
8.050%, 02/01/2020	20,000	20,000
		80,363
Software — 0.77%
Ceridian Corporation 8.875%, 07/15/2019 (Acquired 06/28/2012 — 08/07/2012, Cost $41,567) (r)	40,000	43,600
First Data Corporation 8.875%, 08/15/2020 (Acquired 12/31/2010 — 09/17/2012, Cost $52,417) (r)	50,000	54,750
8.750%, 01/15/2022 (Acquired 11/19/2012 — 12/05/2012, Cost $29,189) (p) (r)	28,884	29,678
		128,028
TOTAL INFORMATION TECHNOLOGY		300,416
MATERIALS — 5.67% Chemicals — 1.99%
Georgia Gulf Corporation 9.000%, 01/15/2017 (Acquired 12/31/2010 — 09/06/2012, Cost $33,429) (r)	31,000	34,643
Hexion U.S. Finance Corporation/Hexion Nova Scotia Finance ULC 8.875%, 02/01/2018	50,000	51,625
Momentive Performance Materials, Inc. 8.875%, 10/15/2020 (Acquired 10/11/2012 — 11/26/2012, Cost $54,773) (r)	55,000	55,755
9.000%, 01/15/2021	30,000	22,050
OMNOVA Solutions, Inc. 7.875%, 11/01/2018	75,000	77,718
Perstorp Holding AB 8.750%, 05/15/2017 (Acquired 11/09/2012, Cost $35,000) (r)	35,000	36,225
Taminco Acquisition Corporation 9.125%, 12/15/2017 (Acquired 12/13/2012, Cost $14,852) (p) (r)	15,000	14,888
Taminco Global Chemical Corporation 9.750%, 03/31/2020 (Acquired 01/20/2012 — 08/01/2012, Cost $36,350) (r)	35,000	38,500
		331,404
	Principal Amount	Value
Containers & Packaging — 0.46%
BWAY Holding Company 10.000%, 06/15/2018	$35,000	$39,025
Tekni-Plex, Inc. 9.750%, 06/01/2019 (Acquired 05/10/2012 — 08/27/2012, Cost $35,438) (r)	35,000	38,325
		77,350
Metals & Mining — 1.78%
AM Castle & Company 12.750%, 12/15/2016	36,000	42,210
Atkore International, Inc. 9.875%, 01/01/2018	35,000	37,363
Horsehead Holding Corporation 10.500%, 06/01/2017 (Acquired 07/19/2012 — 10/23/2012, Cost $44,910) (r)	45,000	47,700
Kaiser Aluminum Corporation 8.250%, 06/01/2020	37,000	40,515
Rain CII Carbon LLC/CII Carbon Corporation 8.000%, 12/01/2018 (Acquired 12/31/2010 — 09/06/2012, Cost $51,219) (r)	50,000	51,125
8.250%, 01/15/2021 (Acquired 12/14/2012, Cost $20,275) (r)	20,000	20,550
SunCoke Energy, Inc. 7.625%, 08/01/2019	55,000	56,925
		296,388
Paper & Forest Products — 1.44%
Appleton Papers, Inc. 11.250%, 12/15/2015	25,000	27,125
Longview Fibre Paper & Packaging, Inc. 8.000%, 06/01/2016 (Acquired 05/17/2011 — 10/15/2012, Cost $104,168) (r)	101,000	106,555
Sappi Papier Holding GmbH 7.750%, 07/15/2017 (Acquired 09/17/2012, Cost $53,907) (r)	50,000	54,688
Verso Paper Holdings LLC/Verso Paper, Inc. 11.750%, 01/15/2019	35,000	36,925
8.750%, 02/01/2019	35,000	13,650
		238,943
TOTAL MATERIALS		944,085
TELECOMMUNICATION SERVICES — 0.47% Diversified Telecommunication Services — 0.20%
Sable International Finance Limited 8.750%, 02/01/2020 (Acquired 01/20/2012 — 02/28/2012, Cost $30,082) (r)	29,000	33,350

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley Capital Income Fund (Unaudited)

	Principal Amount	Value
Wireless Telecommunication Services — 0.27%
Wind Acquisition Finance SA 7.250%, 02/15/2018 (Acquired 06/12/2012 — 07/17/2012, Cost $13,417) (r)	$15,000	$15,263
Wind Acquisition Holdings Finance SA 12.250%, 07/15/2017 (Acquired 07/05/2011 — 07/15/2012, Cost $30,103) (p) (r)	28,480	29,192
		44,455
TOTAL TELECOMMUNICATION SERVICES		77,805
UTILITIES — 1.04% Independent Power Producers & Energy Traders — 0.64%
GenOn Americas Generation LLC 8.500%, 10/01/2021	35,000	40,075
NRG Energy, Inc. 7.875%, 05/15/2021	60,000	66,900
		106,975
Multi-Utilities — 0.40%
Energy Future Intermediate Holding Company LLC 9.750%, 10/15/2019	60,000	66,600
TOTAL UTILITIES		173,575
Total corporate bonds (Cost $5,487,757)		5,701,485
Total long-term investments (Cost $16,052,047)		16,784,675
SHORT-TERM INVESTMENTS — 4.85%
Time Deposits — 4.85%
Deutsche Bank, 0.03%, 01/02/2013*	807,298	807,298
Total short-term investments (Cost $807,298)		807,298
Total investments — 105.72% (Cost $16,859,345)		17,591,973
Liabilities in excess of other assets — (5.72)%		(951,725)
Net assets — 100.00%		$16,640,248

(a) — Non-income producing security.

(b) — The coupon rate shown on variable rate securities represents the rate at December 31, 2012.

(c) — All or a portion of this security is segregated as collateral for bridge loan commitments.

(e) — Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of this security was $42,493, representing 0.26% of net assets.

(f) — Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.

(i) — Illiquid security.

(p) — Payment in-kind security.

(r) — Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $2,536,444, representing 15.24% of net assets.

ADR — American Depositary Receipt

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 10 sectors, 24 industry groups, 68 industries and 154 sub-industries. Each stock that is classified will have a coding at all four of these levels.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley High Yield Fund (Unaudited)

Largest Issuers	Percent of net assets
American International Group, Inc.	3.26%
Ally Financial, Inc.	1.56%
United Continental Holdings, Inc.	1.54%
US Airways Group, Inc.	1.38%
Stone Energy Corporation	1.36%
Government of United Kingdom	1.28%
Rain Commodities Limited	1.25%
First Data Holdings, Inc.	1.21%
Momentive LLC	1.21%
Freescale Semiconductor Limited	1.17%
CORPORATE BONDS — 88.61%	Principal Amount	Value
Aerospace/Defense — 0.71%
Huntington Ingalls Industries, Inc. 7.125%, 03/15/2021 (c)	$4,817,000	$5,262,573
Airlines — 3.52%
America West Airlines Pass Through Trust — Series 2001-1 7.100%, 04/02/2021	3,335,992	3,502,791
Continental Airlines, Inc. Pass Through Trust — Series 2003-ERJ1 7.875%, 07/02/2018	5,086,680	5,239,280
Delta Air Lines, Inc. Pass Through Trust — Class B — Series 2007-1 8.021%, 08/10/2022	4,093,607	4,462,031
United Air Lines, Inc. Pass Through Trust — Class B — Series 2007-1 7.336%, 07/02/2019 (Acquired 06/23/2010 — 08/29/2012, Cost $5,928,984) (e) (i)	6,104,002	6,142,152
US Airways Pass Through Trust — Class B — Series 2012-1 8.000%, 10/01/2019	6,295,000	6,719,913
		26,066,167
Apparel/Textiles — 0.58%
Quiksilver, Inc. 6.875%, 04/15/2015	4,376,000	4,321,300
Auto Loans — 0.92%
Credit Acceptance Corporation 9.125%, 02/01/2017	6,220,000	6,826,450
	Principal Amount	Value
Auto Parts & Equipment — 2.40%
Affinia Group, Inc. 10.750%, 08/15/2016 (Acquired 08/06/2009 — 06/26/2012, Cost $3,112,850) (r)	$2,965,000	$3,228,144
Allison Transmission, Inc. 7.125%, 05/15/2019 (Acquired 04/27/2011 — 10/20/2011, Cost $2,990,369) (r)	3,025,000	3,244,312
American Axle & Manufacturing Holdings, Inc. 9.250%, 01/15/2017 (Acquired 12/10/2009 — 09/13/2011, Cost $2,503,101) (r)	2,399,000	2,674,885
American Axle & Manufacturing, Inc. 7.750%, 11/15/2019	2,758,000	3,006,220
Stoneridge, Inc. 9.500%, 10/15/2017 (Acquired 09/24/2010 — 11/20/2012, Cost $5,497,709) (i) (r)	5,210,000	5,574,700
		17,728,261
Automakers — 0.76%
Chrysler Group LLC 8.250%, 06/15/2021	5,110,000	5,646,550
Banking — 1.48%
Ally Financial, Inc. 4.625%, 06/26/2015	4,940,000	5,152,845
7.250%, 09/15/2017	2,008,000	1,996,462
The Royal Bank of Scotland PLC 9.500%, 03/16/2022 (b)	3,235,000	3,815,291
		10,964,598

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Building & Construction — 3.00%
Brookfield Residential Properties, Inc. 6.500%, 12/15/2020 (Acquired 12/11/2012 — 12/12/2012, Cost $6,100,736) (r)	$5,994,000	$6,173,820
M/I Homes, Inc. 8.625%, 11/15/2018	4,525,000	5,000,125
Tutor Perini Corporation 7.625%, 11/01/2018	6,602,000	6,849,575
William Lyon Homes, Inc. 8.500%, 11/15/2020 (Acquired 11/05/2012, Cost $3,978,210) (r)	3,965,000	4,143,425
		22,166,945
Building Materials — 2.32%
Building Materials Corporation of America 6.750%, 05/01/2021 (Acquired 08/26/2011 — 08/23/2012, Cost $4,751,664) (r)	4,816,000	5,333,720
Masonite International Corporation 8.250%, 04/15/2021 (Acquired 09/06/2011 — 09/25/2012, Cost $5,742,006) (r)	5,665,000	6,089,875
Roofing Supply Group LLC/Roofing Supply Finance, Inc. 10.000%, 06/01/2020 (Acquired 05/24/2012 — 11/20/2012, Cost $5,305,542) (r)	5,100,000	5,737,500
		17,161,095
Chemicals — 5.74%
Georgia Gulf Corporation 9.000%, 01/15/2017 (Acquired 12/11/2009 — 09/06/2012, Cost $5,146,494) (r)	4,820,000	5,386,350
Hexion U.S. Finance Corporation/Hexion Nova Scotia Finance ULC 8.875%, 02/01/2018 (c)	6,070,000	6,267,275
Momentive Performance Materials, Inc. 8.875%, 10/15/2020 (Acquired 10/11/2012 — 11/26/2012, Cost $6,164,003) (r)	6,178,000	6,262,947
9.000%, 01/15/2021	3,620,000	2,660,700
OMNOVA Solutions, Inc. 7.875%, 11/01/2018	8,235,000	8,533,519
Perstorp Holding AB 8.750%, 05/15/2017 (Acquired 11/09/2012 — 11/26/2012, Cost $4,457,500) (r)	4,445,000	4,600,575
11.000%, 08/15/2017 (Acquired 11/09/2012, Cost $1,004,460) (r)	1,040,000	1,008,800
Taminco Acquisition Corporation 9.125%, 12/15/2017 (Acquired 12/13/2012, Cost $1,470,318) (p) (r)	1,485,000	1,473,863
Taminco Global Chemical Corporation 9.750%, 03/31/2020 (Acquired 01/20/2012 — 09/06/2012, Cost $5,925,425) (r)	5,700,000	6,270,000
		42,464,029
	Principal Amount	Value
Consumer — Products — 0.59%
FGI Operating Company LLC/FGI Finance, Inc. 7.875%, 05/01/2020 (Acquired 04/12/2012 — 10/23/2012, Cost $4,298,831) (r)	$4,182,000	$4,328,370
Consumer/Commercial/Lease Financing — 3.10%
Aircastle Limited 6.250%, 12/01/2019 (Acquired 11/27/2012, Cost $5,091,864) (r)	5,060,000	5,300,350
CIT Group, Inc. 5.500%, 02/15/2019 (Acquired 05/24/2012 — 11/20/2012, Cost $5,496,410) (c) (r)	5,520,000	6,044,400
International Lease Finance Corporation 6.750%, 09/01/2016 (Acquired 06/27/2012 — 12/20/2012, Cost $5,382,888) (r)	4,950,000	5,581,125
8.250%, 12/15/2020	5,024,000	6,003,680
		22,929,555
Department Stores — 1.21%
Dillard's, Inc. 6.625%, 01/15/2018	3,363,000	3,657,263
7.130%, 08/01/2018	3,940,000	4,412,800
J.C. Penney Corporation, Inc. 5.750%, 02/15/2018	997,000	882,345
		8,952,408
Discount Stores — 0.65%
99 Cents Only Stores 11.000%, 12/15/2019	4,174,000	4,779,230
Diversified Capital Goods — 1.37%
Actuant Corporation 5.625%, 06/15/2022	5,080,000	5,283,200
AM Castle & Company 12.750%, 12/15/2016	4,125,000	4,836,563
		10,119,763
Electric — Generation — 2.85%
Energy Future Intermediate Holding Company LLC 9.750%, 10/15/2019	6,902,000	7,661,220
GenOn Americas Generation LLC 8.500%, 10/01/2021	4,988,000	5,711,260
NRG Energy, Inc. 7.875%, 05/15/2021 (c)	6,940,000	7,738,100
		21,110,580
Electronics — 1.69%
Freescale Semiconductor, Inc. 9.250%, 04/15/2018 (Acquired 04/20/2010 — 11/26/2012, Cost $5,121,165) (r)	4,925,000	5,405,188
8.050%, 02/01/2020	3,285,000	3,285,000
Nokia OYJ 5.375%, 05/15/2019	3,960,000	3,791,700
		12,481,888

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Energy — Exploration & Production — 6.22%
Bill Barrett Corporation 7.000%, 10/15/2022	$7,141,000	$7,390,935
Comstock Resources, Inc. 9.500%, 06/15/2020	6,606,000	7,134,480
Gulfport Energy Corporation 7.750%, 11/01/2020 (Acquired 10/17/2012 — 12/18/2012, Cost $7,155,428) (r)	7,207,000	7,441,227
Lone Pine Resources Canada Limited 10.375%, 02/15/2017	2,335,000	2,218,250
Midstates Petroleum Company, Inc./ Midstates Petroleum Company LLC 10.750%, 10/01/2020 (Acquired 09/13/2012 — 12/12/2012, Cost $5,645,231) (r)	5,545,000	5,919,288
PetroQuest Energy, Inc. 10.000%, 09/01/2017	5,620,000	5,844,800
Stone Energy Corporation 8.625%, 02/01/2017	5,319,000	5,737,871
7.500%, 11/15/2022	4,110,000	4,294,950
		45,981,801
Food — Wholesale — 1.52%
Post Holdings, Inc. 7.375%, 02/15/2022 (Acquired 01/27/2012 — 10/22/2012, Cost $6,830,300) (r)	6,533,000	7,190,383
Shearer's Foods LLC/Chip Finance Corporation 9.000%, 11/01/2019 (Acquired 10/24/2012 — 11/20/2012, Cost $3,884,384) (r)	3,825,000	4,025,813
		11,216,196
Forestry/Paper — 3.04%
Appleton Papers, Inc. 11.250%, 12/15/2015	3,975,000	4,312,875
Longview Fibre Paper & Packaging, Inc. 8.000%, 06/01/2016 (Acquired 05/17/2011 — 09/17/2012, Cost $7,346,844) (r)	7,170,000	7,564,350
Sappi Papier Holding GmbH 7.750%, 07/15/2017 (Acquired 06/20/2012 — 11/13/2012, Cost $5,230,382) (r)	5,150,000	5,632,812
Verso Paper Holdings LLC/Verso Paper, Inc. 11.750%, 01/15/2019	3,440,000	3,629,200
8.750%, 02/01/2019	3,713,000	1,448,070
		22,587,307
Gaming — 1.79%
CityCenter Holdings LLC/CityCenter Finance Corporation 10.750%, 01/15/2017 (p)	5,713,699	6,227,932
MGM Resorts International 7.750%, 03/15/2022	6,490,000	6,976,750
		13,204,682
	Principal Amount	Value
Gas Distribution — 2.20%
Holly Energy Partners LP/Holly Energy Finance Corporation 6.500%, 03/01/2020 (Acquired 02/28/2012 — 08/16/2012, Cost $4,940,273) (r)	$4,846,000	$5,209,450
NGPL PipeCo LLC 9.625%, 06/01/2019 (Acquired 05/22/2012 — 06/14/2012, Cost $4,501,914) (r)	4,398,000	5,079,690
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875%, 03/15/2018	5,800,000	5,988,500
		16,277,640
Health Facilities — 3.02%
Capella Healthcare, Inc. 9.250%, 07/01/2017	5,678,000	6,118,045
HCA, Inc. 6.500%, 02/15/2020	6,134,000	6,916,085
Surgical Care Affiliates, Inc. 8.875%, 07/15/2015 (Acquired 02/17/2012 — 03/21/2012, Cost $2,214,389) (i) (r)	2,204,981	2,243,568
10.000%, 07/15/2017 (Acquired 12/15/2009 — 02/22/2012, Cost $2,171,318) (i) (r)	2,155,000	2,268,138
VWR Funding, Inc. 7.250%, 09/15/2017 (Acquired 08/20/2012 — 11/26/2012, Cost $4,543,156) (r)	4,505,000	4,752,775
		22,298,611
Health Services — 3.32%
Air Medical Group Holdings, Inc. 9.250%, 11/01/2018	4,865,000	5,400,150
CDRT Holding Corporation 9.250%, 10/01/2017 (Acquired 09/24/2012, Cost $2,037,409) (p) (r)	2,097,000	2,149,425
Emergency Medical Services Corporation 8.125%, 06/01/2019	4,942,000	5,451,644
STHI Holding Corporation 8.000%, 03/15/2018 (Acquired 03/11/2011 — 11/28/2012, Cost $3,932,391) (r)	3,855,000	4,192,312
Universal Hospital Services, Inc. 7.625%, 08/15/2020 (Acquired 07/24/2012 — 12/07/2012, Cost $7,178,448) (r)	6,998,000	7,391,638
		24,585,169

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Leisure — 1.48%
NCL Corporation Limited 9.500%, 11/15/2018	$3,955,000	$4,409,825
Seven Seas Cruises S de RL LLC 9.125%, 05/15/2019	6,164,000	6,549,250
		10,959,075
Life Insurance — 0.97%
American General Institutional Capital A 7.570%, 12/01/2045 (Acquired 05/03/2012 — 09/05/2012, Cost $6,422,607) (r)	6,035,000	7,181,650
Machinery — 1.84%
The Manitowoc Company, Inc. 8.500%, 11/01/2020	3,555,000	4,008,263
Mcron Finance Sub LLC/Mcron Finance Corporation 8.375%, 05/15/2019 (Acquired 04/20/2012 — 11/20/2012, Cost $5,758,285) (r)	5,655,000	5,824,650
Thermadyne Holdings Corporation 9.000%, 12/15/2017	3,520,000	3,766,400
		13,599,313
Media — Broadcast — 1.94%
Cumulus Media Holdings, Inc. 7.750%, 05/01/2019	4,965,000	4,902,937
Entercom Radio LLC 10.500%, 12/01/2019	4,375,000	4,834,375
Townsquare Radio LLC/Townsquare Radio, Inc. 9.000%, 04/01/2019 (Acquired 03/30/2012 — 12/03/2012, Cost $4,360,698) (r)	4,210,000	4,641,525
		14,378,837
Media — Services — 0.14%
Global Generations Merger Sub, Inc. 11.000%, 12/15/2020 (Acquired 12/17/2012, Cost $990,000) (r)	990,000	1,012,275
Media — Cable — 1.73%
Bresnan Broadband Holdings LLC 8.000%, 12/15/2018 (Acquired 12/01/2010 — 11/27/2012, Cost $4,835,026) (r)	4,661,000	5,057,185
CCO Holdings LLC/CCO Holdings Capital Corporation 7.375%, 06/01/2020 (c)	6,930,000	7,726,950
		12,784,135
	Principal Amount	Value
Medical Products — 2.23%
DJO Finance LLC/DJO Finance Corporation 8.750%, 03/15/2018 (Acquired 03/13/2012 — 09/14/2012, Cost $5,628,654) (r)	$5,450,000	$5,981,375
Grifols, Inc. 8.250%, 02/01/2018 (c)	4,790,000	5,298,938
Merge Healthcare, Inc. 11.750%, 05/01/2015	4,834,000	5,214,677
		16,494,990
Metals/Mining Excluding Steel — 4.71%
Constellation Enterprises LLC 10.625%, 02/01/2016 (Acquired 01/20/2011 — 05/21/2012, Cost $3,631,642) (i) (r)	3,630,000	3,829,650
Horsehead Holding Corporation 10.500%, 06/01/2017 (Acquired 07/19/2012 — 10/23/2012, Cost $5,094,204) (r)	5,100,000	5,406,000
Kaiser Aluminum Corporation 8.250%, 06/01/2020	5,552,000	6,079,440
Rain CII Carbon LLC/CII Carbon Corporation 8.000%, 12/01/2018 (Acquired 11/23/2010 — 09/06/2012, Cost $6,685,335) (r)	6,557,000	6,704,532
8.250%, 01/15/2021 (Acquired 12/14/2012, Cost $2,483,275) (r)	2,450,000	2,517,375
Shale-Inland Holdings LLC/Shale-Inland Finance Corporation 8.750%, 11/15/2019 (Acquired 10/26/2012, Cost $4,470,840) (r)	4,500,000	4,736,250
SunCoke Energy, Inc. 7.625%, 08/01/2019	5,360,000	5,547,600
		34,820,847
Multi-Line Insurance — 0.73%
American International Group, Inc. 8.175%, 05/15/2058 (b) (c)	4,115,000	5,380,362

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Oil Field Equipment & Services — 4.55%
American Petroleum Tankers Parent LLC/ American Petroleum Tankers Company 10.250%, 05/01/2015	$6,093,000	$6,397,650
Atwood Oceanics, Inc. 6.500%, 02/01/2020	5,555,000	5,999,400
PHI, Inc. 8.625%, 10/15/2018	5,282,000	5,678,150
Shelf Drilling Holdings Limited 8.625%, 11/01/2018 (Acquired 10/10/2012 — 11/27/2012, Cost $4,717,500) (i) (r)	4,715,000	4,856,450
Thermon Industries, Inc. 9.500%, 05/01/2017	2,454,000	2,736,210
Unit Corporation 6.625%, 05/15/2021 (Acquired 07/12/2012 — 11/27/2012, Cost $3,336,906) (r)	3,345,000	3,449,531
6.625%, 05/15/2021	4,413,000	4,550,906
		33,668,297
Oil Refining & Marketing — 0.96%
PBF Holding Company LLC/PBF Finance Corporation 8.250%, 02/15/2020 (Acquired 01/27/2012 — 11/26/2012, Cost $6,633,836) (r)	6,585,000	7,128,263
Packaging — 1.27%
BWAY Holding Company 10.000%, 06/15/2018	3,545,000	3,952,675
Tekni-Plex, Inc. 9.750%, 06/01/2019 (Acquired 05/10/2012 — 08/27/2012, Cost $4,989,250) (r)	4,958,000	5,429,010
		9,381,685
Pharmaceuticals — 1.60%
ConvaTec Healthcare E SA 10.500%, 12/15/2018 (Acquired 12/28/2010 — 11/27/2012, Cost $5,624,318) (r)	5,425,000	6,008,187
Valeant Pharmaceuticals International 7.250%, 07/15/2022 (Acquired 09/20/2012, Cost $5,577,091) (r)	5,310,000	5,827,725
		11,835,912
Printing & Publishing — 0.94%
Valassis Communications, Inc. 6.625%, 02/01/2021	6,535,000	6,959,775
Railroads — 0.76%
Florida East Coast Railway Corporation 8.125%, 02/01/2017	5,244,000	5,584,860
	Principal Amount	Value
Restaurants — 2.41%
CKE, Inc. 10.500%, 03/14/2016 (Acquired 04/25/2012 — 10/01/2012, Cost $1,981,080) (p) (r)	$1,877,593	$1,994,943
CKE Restaurants, Inc. 11.375%, 07/15/2018	3,474,000	4,012,470
DineEquity, Inc. 9.500%, 10/30/2018 (c)	4,813,000	5,492,836
Ruby Tuesday, Inc. 7.625%, 05/15/2020 (Acquired 05/07/2012 — 12/20/2012, Cost $6,272,717) (r)	6,575,000	6,312,000
		17,812,249
Software/Services — 2.04%
Ceridian Corporation 8.875%, 07/15/2019 (Acquired 06/28/2012 — 11/26/2012, Cost $5,854,537) (r)	5,615,000	6,120,350
First Data Corporation 8.875%, 08/15/2020 (Acquired 08/11/2010 — 08/23/2012, Cost $5,159,957) (r)	4,967,000	5,438,865
8.750%, 01/15/2022 (Acquired 11/19/2012 — 12/05/2012, Cost $3,416,465) (p) (r)	3,403,000	3,496,582
		15,055,797
Steel Producers/Products — 0.51%
Atkore International, Inc. 9.875%, 01/01/2018	3,535,000	3,773,612
Support — Services — 1.69%
PHH Corporation 9.250%, 03/01/2016	4,400,000	5,159,000
United Rentals North America, Inc. 8.375%, 09/15/2020	1,930,000	2,147,125
8.250%, 02/01/2021	4,600,000	5,209,500
		12,515,625
Telecom — Integrated/Services — 0.49%
Sable International Finance Limited 8.750%, 02/01/2020 (Acquired 01/20/2012 — 03/13/2012, Cost $3,285,720) (r)	3,169,000	3,644,350
Telecom — Wireless — 0.85%
Wind Acquisition Finance SA 7.250%, 02/15/2018 (Acquired 06/08/2012 — 11/27/2012, Cost $2,927,676) (r)	3,159,000	3,214,283
Wind Acquisition Holdings Finance SA 12.250%, 07/15/2017 (Acquired 01/05/2011 — 07/15/2012, Cost $2,898,155) (p) (r)	3,026,446	3,102,107
		6,316,390

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — December 31, 2012

Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal Amount	Value
Telecommunications Equipment — 0.77%
CDW LLC/CDW Finance Corporation 8.500%, 04/01/2019	$5,236,000	$5,694,150
Total corporate bonds (Cost $620,490,027)		655,443,617
CONVERTIBLE BONDS — 1.87%
Auto Parts & Equipment — 0.97%
Meritor, Inc. 7.875%, 03/01/2026 (Acquired 11/29/2012, Cost $2,008,460) (r)	2,230,000	2,055,781
4.000%, 02/15/2027 (b)	6,768,000	5,097,150
		7,152,931
Managed Care — 0.54%
WellPoint, Inc. 2.750%, 10/15/2042 (Acquired 10/03/2012, Cost $3,670,000) (r)	3,670,000	3,965,894
Pharmaceuticals — 0.36%
Dendreon Corporation 2.875%, 01/15/2016	3,535,000	2,686,600
Total convertible bonds (Cost $13,612,711)		13,805,425
CONVERTIBLE PREFERRED STOCKS — 1.05%	Shares Held
Auto Parts & Equipment — 0.75%
The Goodyear Tire & Rubber Company, 5.875%	118,250	5,582,583
Banking — 0.30%
KeyCorp, 7.750%	17,800	2,229,450
Total convertible preferred stocks (Cost $7,373,988)		7,812,033
PREFERRED STOCKS — 3.35%
Banking — 2.61%
Countrywide Capital V, 7.000%	289,358	7,288,928
GMAC Capital Trust I — Series 2, 8.125% (b)	239,082	6,371,535
Royal Bank of Scotland Group PLC, 6.600%	244,312	5,619,176
		19,279,639
Hotels — 0.68%
Strategic Hotels & Resorts, Inc. — Series A, 8.500%	97,052	2,432,123
Strategic Hotels & Resorts, Inc. — Series C, 8.250%	107,700	2,626,803
		5,058,926
Investments & Miscellaneous Financial Services — 0.06%
Federal Home Loan Mortgage Corporation — Series Z (a)	242,538	424,442
Total preferred stocks (Cost $22,498,055)		24,763,007
COMMON STOCKS — 1.25%	Shares Held	Value
Automakers — 0.43%
General Motors Company (a)	67,091	$1,934,233
General Motors Company — Escrow (a) (f) (i)	352,400	0
Motors Liquidation Company GUC Trust (a)	59,715	1,265,958
		3,200,191
Investments & Miscellaneous Financial Services — 0.82%
Citigroup, Inc.	153,026	6,053,708
Total common stocks (Cost $8,201,155)		9,253,899
Total long-term investments (Cost $672,175,936)		711,077,981
SHORT-TERM INVESTMENTS — 2.06%	Principal Amount
Time Deposits — 2.06%
Standard Chartered Bank, 0.03%, 01/02/2013*	$15,225,031	15,225,031
Total short-term investments (Cost $15,225,031)		15,225,031
Total investments — 98.19% (Cost $687,400,967)		726,303,012
Other assets in excess of liabilities — 1.81%		13,405,917
Net assets — 100.00%		$739,708,929

(a) — Non-income producing security.

(b) — The coupon rate shown on variable rate securities represents the rate at December 31, 2012.

(c) — All or a portion of this security is segregated as collateral for bridge loan commitments and credit default swap contracts.

(e) — Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of this security was $6,142,152, representing 0.83% of net assets.

(f) — Fair valued security. The total market value of this security was $0, representing 0.00% of net assets.

(i) — Illiquid security.

(p) — Payment in-kind security.

(r) — Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $289,860,006, representing 39.19% of net assets.

* — Invested through a cash management account administered by Brown Brothers Harriman & Co.

The accompanying notes are an integral part of these financial statements.

Schedule of Credit Default Swap Contracts — December 31, 2012

Hotchkis & Wiley High Yield Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS — BUY PROTECTION(1)
Reference Entity	Counterparty	Pay Fixed Rate	Expiration Date	Notional Amount(2)	Premiums Paid (Received)	Value(3)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.HY.19	JPMorgan Chase & Company(4)	5.00%	12/20/17	$35,000,000	$207,864	$(697,811)	$(905,675)

(1)  The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced entity or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2)  The maximum potential payment the Fund could receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)  The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)  Standard & Poor's rating of JPMorgan Chase & Company, the counterparty, as of December 31, 2012 was A.

The accompanying notes are an integral part of these financial statements.

Statements of Assets & Liabilities

DECEMBER 31, 2012 (UNAUDITED)

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
Assets:
Long-term investments, at value*
Unaffiliated issuers	$364,228,379	$472,458,998	$1,291,333,209	$363,291,114
Affiliated issuers	—	—	68,061,778	24,354,649
Collateral for securities on loan+	4,106,014	7,161,049	18,149,448	—
Short-term investments+	4,094,270	8,011,343	53,839,702	7,491,553
Dividends and interest receivable	571,088	997,183	1,865,132	502,032
Receivable for investments sold	—	—	1,300,888	774,870
Receivable for Fund shares sold	301,271	804,424	4,172,461	4,286,881
Other assets	83,216	68,445	126,021	39,726
Total assets	$373,384,238	$489,501,442	$1,438,848,639	$400,740,825
Liabilities:
Collateral upon return of securities on loan	$4,106,014	$7,161,049	$18,149,448	$—
Payable for investments purchased	—	—	4,425,710	143,586
Payable for Fund shares repurchased	362,546	2,120,437	2,459,785	418,628
Payable to Trustees	616	—	2,315	832
Accrued distribution and service fees	67,801	203,181	208,381	81,567
Accrued expenses and other liabilities	209,161	237,005	551,657	162,258
Total liabilities	4,746,138	9,721,672	25,797,296	806,871
Net assets	$368,638,100	$479,779,770	$1,413,051,343	$399,933,954
Net Assets consist of:
Paid-in capital	$1,174,310,227	$1,809,347,690	$1,767,122,788	$390,841,274
Undistributed net investment income	2,609,262	4,057,209	3,988,130	1,445,758
Undistributed net realized loss	(747,854,367)	(1,231,440,905)	(296,484,258)	(3,562,912)
Net unrealized appreciation (depreciation) of securities	(60,427,022)	(102,184,224)	(61,575,317)	11,209,834
Net assets	$368,638,100	$479,779,770	$1,413,051,343	$399,933,954
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$325,742,433	$319,245,358	$1,162,576,968	$336,322,369
Shares outstanding (unlimited shares $0.001 par value authorized)	30,886,294	18,003,205	40,681,054	7,346,148
Net asset value per share	$10.55	$17.73	$28.58	$45.78
Calculation of Net Asset Value Per Share — Class A
Net assets	$31,267,642	$133,632,951	$224,032,679	$48,652,012
Shares outstanding (unlimited shares $0.001 par value authorized)	2,950,374	7,576,309	7,914,171	1,064,746
Net asset value per share	$10.60	$17.64	$28.31	$45.69
Public Offering Price Per Share — Class A
(Net asset value per share divided by 0.9475)	$11.19	$18.62	$29.88	$48.22
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets	$11,628,025	$18,242,518	$20,058,442	$14,959,573
Shares outstanding (unlimited shares $0.001 par value authorized)	1,112,920	1,054,588	762,446	360,929
Net asset value per share	$10.45	$17.30	$26.31	$41.45
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class R
Net assets		$8,658,943	$6,383,254
Shares outstanding (unlimited shares $0.001 par value authorized)		487,520	224,035
Net asset value per share		$17.76	$28.49
*Cost of long-term investments
Unaffiliated issuers	$424,655,401	$574,643,222	$1,344,756,009	$329,278,808
Affiliated issuers	—	—	76,214,295	47,157,121

+ Short-term investments are valued at fair market value which is the same as cost.

The accompanying notes are an integral part of these financial statements.

Statements of Assets & Liabilities

DECEMBER 31, 2012 (UNAUDITED)

	Value Opportunities Fund	Capital Income Fund	High Yield Fund
Assets:
Long-term investments, at value*	$110,721,458	$16,784,675	$711,077,981
Collateral for securities on loan+	1,616,743	—	—
Short-term investments+	3,191,474	807,298	15,225,031
Cash denominated in foreign currencies#	1,909	—	—
Cash held as collateral	—	—	410,000
Premiums paid for credit default swap contracts	—	—	207,864
Dividends and interest receivable	325,794	150,427	12,941,658
Receivable for investments sold	—	—	10,000
Receivable for Fund shares sold	720,909	10,530	4,415,615
Other assets	29,635	10,261	82,842
Total assets	$116,607,922	$17,763,191	$744,370,991
Liabilities:
Collateral upon return of securities on loan	$1,616,743	$—	$—
Unrealized depreciation on credit default swap contracts	—	—	905,675
Payable for investments purchased	420,548	209,926	596,212
Payable for Fund shares repurchased	218,417	872,872	1,282,995
Payable to Trustees	194	35	948
Accrued distribution and service fees	59,677	4,191	88,977
Distributions payable to shareholders	—	3,574	1,602,256
Accrued expenses and other liabilities	41,450	32,345	184,999
Total liabilities	2,357,029	1,122,943	4,662,062
Net assets	$114,250,893	$16,640,248	$739,708,929
Net Assets consist of:
Paid-in capital	$108,033,978	$15,925,236	$699,236,350
Undistributed net investment income	128,353	4,077	783,196
Undistributed net realized gain (loss)	2,022,465	(21,693)	1,693,013
Net unrealized appreciation (depreciation) of:
Securities and foreign currency transactions	4,066,097	732,628	38,902,045
Credit default swap contracts	—	—	(905,675)
Net assets	$114,250,893	$16,640,248	$739,708,929
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class I
Net assets	$51,781,141	$9,502,253	$561,156,181
Shares outstanding (unlimited shares $0.001 par value authorized)	2,414,084	877,441	43,563,090
Net asset value per share	$21.45	$10.83	$12.88
Calculation of Net Asset Value Per Share — Class A
Net assets	$48,938,326	$7,137,995	$178,552,748
Shares outstanding (unlimited shares $0.001 par value authorized)	2,277,191	641,573	13,951,350
Net asset value per share	$21.49	$11.13	$12.80
Public Offering Price Per Share — Class A
(Net asset value per share divided by 0.9475)	$22.68
(Net asset value per share divided by 0.9525)		$11.69
(Net asset value per share divided by 0.9625)			$13.30
Calculation of Net Asset Value Per Share and Public Offering Price Per Share — Class C
Net assets	$13,531,426
Shares outstanding (unlimited shares $0.001 par value authorized)	658,239
Net asset value per share	$20.56
*Cost of long-term investments	$106,655,642	$16,052,047	$672,175,936
#Cost of cash denominated in foreign currencies	$1,881	$—	$—

+ Short-term investments are valued at fair market value which is the same as cost.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
Investment income:
Dividends*
Unaffiliated issuers	$4,575,982	$6,940,181	$9,802,758	$3,561,751
Affiliated issuers	—	—	818,431	186,056
Interest	589	868	6,423	1,391
Securities on loan	17,071	24,736	933,212	8,723
Total income	4,593,642	6,965,785	11,560,824	3,757,921
Expenses:
Advisory fees	1,387,320	1,858,364	5,028,279	1,384,590
Professional fees and expenses	19,408	30,076	49,577	17,954
Custodian fees and expenses	8,481	25,266	17,898	6,360
Transfer agent fees and expenses	377,460	450,966	1,447,892	326,960
Accounting fees and expenses	26,816	34,239	86,345	26,436
Administration fees and expenses	76,009	101,835	275,015	75,663
Trustees' fees and expenses	26,576	34,743	93,692	24,745
Reports to shareholders	28,552	33,261	94,904	29,948
Registration fees	21,286	30,954	34,051	25,446
Distribution and service fees — Class A	41,413	177,111	273,423	52,155
Distribution and service fees — Class C	60,074	106,255	88,901	61,903
Distribution and service fees — Class R	—	24,314	12,575	—
Other expenses	21,812	39,715	70,142	18,698
Total expenses	2,095,207	2,947,099	7,572,694	2,050,858
Fee waiver/expense reimbursement by Advisor (Note 2)	(236,448)	(38,523)	—	—
Net expenses	1,858,759	2,908,576	7,572,694	2,050,858
Net investment income	2,734,883	4,057,209	3,988,130	1,707,063
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from:
Sales of unaffiliated issuers	6,508,965	(14,211,833)	10,523,160	2,240,958
Sales of affiliated issuers	—	—	2,103,233	—
Foreign currency transactions	—	—	3,246	1,797
Net realized gains (losses)	6,508,965	(14,211,833)	12,629,639	2,242,755
Net change in unrealized appreciation of securities	22,901,896	48,880,781	114,573,809	31,745,816
Net gains	29,410,861	34,668,948	127,203,448	33,988,571
Net Increase in Net Assets Resulting from Operations	$32,145,744	$38,726,157	$131,191,578	$35,695,634
*Net of Foreign Taxes Withheld	$36,771	$72,157	$134,903	$26,020

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2012 (UNAUDITED)

	Value Opportunities Fund	Capital Income Fund	High Yield Fund
Investment income:
Dividends*	$941,127	$184,696	$1,311,230
Interest	333,431	188,857	24,408,171
Securities on loan	2,130	—	—
Total income	1,276,688	373,553	25,719,401
Expenses:
Advisory fees	367,387	44,161	1,854,591
Professional fees and expenses	11,481	10,935	27,897
Custodian fees and expenses	4,275	3,690	11,250
Transfer agent fees and expenses	61,523	15,550	289,509
Accounting fees and expenses	10,005	26,324	52,441
Administration fees and expenses	20,016	13,863	137,760
Trustees' fees and expenses	6,414	792	42,823
Reports to shareholders	6,962	1,525	39,740
Registration fees	19,080	13,246	30,110
Distribution and service fees — Class A	49,766	5,513	178,067
Distribution and service fees — Class C	59,849	—	—
Other expenses	6,248	2,104	30,436
Total expenses	623,006	137,703	2,694,624
Fee waiver/expense reimbursement by Advisor (Note 2)	—	(77,838)	(156,167)
Net expenses	623,006	59,865	2,538,457
Net investment income	653,682	313,688	23,180,944
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from:
Sales of unaffiliated issuers	5,718,981	86,384	5,523,302
Foreign currency transactions	5,795	—	—
Credit default swap contracts	—	—	(1,169,144)
Net realized gains	5,724,776	86,384	4,354,158
Net change in unrealized appreciation (depreciation) of:
Securities and foreign currency transactions	4,067,358	403,844	29,831,654
Credit default swap contracts	—	—	(886,072)
Net change in unrealized appreciation	4,067,358	403,844	28,945,582
Net gains	9,792,134	490,228	33,299,740
Net Increase in Net Assets Resulting from Operations	$10,445,816	$803,916	$56,480,684
*Net of Foreign Taxes Withheld	$11,024	$1,267	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Diversified Value Fund		Large Cap Value Fund
	Six months ended December 31, 2012 (unaudited)	Year ended June 30, 2012	Six months ended December 31, 2012 (unaudited)	Year ended June 30, 2012
Operations:
Net investment income	$2,734,883	$5,945,730	$4,057,209	$12,016,314
Net realized gains (losses)	6,508,965	(224,421)	(14,211,833)	(76,744,498)
Net change in unrealized appreciation (depreciation)	22,901,896	(8,159,138)	48,880,781	40,227,587
Net increase (decrease) in net assets resulting from operations	32,145,744	(2,437,829)	38,726,157	(24,500,597)
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(5,093,871)	(5,329,535)	(8,213,389)	(10,226,590)
Class A	(430,420)	(538,969)	(3,335,419)	(4,199,899)
Class C	(110,553)	(141,247)	(272,549)	(472,418)
Class R	—	—	(194,957)	(220,578)
Net realized gains:
Class I	—	—	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(5,634,844)	(6,009,751)	(12,016,314)	(15,119,485)
Capital Share Transactions:
Net decrease in net assets resulting from capital share transactions	(25,581,846)	(11,535,727)	(53,481,675)	(413,160,317)
Net Assets:
Total increase (decrease) in net assets	929,054	(19,983,307)	(26,771,832)	(452,780,399)
Beginning of period	367,709,046	387,692,353	506,551,602	959,332,001
End of period	$368,638,100	$367,709,046	$479,779,770	$506,551,602
Undistributed net investment income	$2,609,262	$5,509,223	$4,057,209	$12,016,314

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Mid-Cap Value Fund		Small Cap Value Fund
	Six months ended December 31, 2012 (unaudited)	Year ended June 30, 2012	Six months ended December 31, 2012 (unaudited)	Year ended June 30, 2012
Operations:
Net investment income	$3,988,130	$5,659,357	$1,707,063	$1,791,341
Net realized gains	12,629,639	46,003,211	2,242,755	12,252,661
Net change in unrealized appreciation (depreciation)	114,573,809	(15,508,497)	31,745,816	(30,296,371)
Net increase (decrease) in net assets resulting from operations	131,191,578	36,154,071	35,695,634	(16,252,369)
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(5,139,766)	(668,761)	(1,928,838)	—
Class A	(512,141)	—	(123,490)	—
Class C	—	—	—	—
Class R	(6,267)	—	—	—
Net realized gains:
Class I	—	—	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(5,658,174)	(668,761)	(2,052,328)	—
Capital Share Transactions:
Net increase (decrease) in net assets resulting from capital share transactions	(8,190,480)	(93,762,130)	19,081,439	33,447,381
Net Assets:
Total increase (decrease) in net assets	117,342,924	(58,276,820)	52,724,745	17,195,012
Beginning of period	1,295,708,419	1,353,985,239	347,209,209	330,014,197
End of period	$1,413,051,343	$1,295,708,419	$399,933,954	$347,209,209
Undistributed net investment income	$3,988,130	$5,658,174	$1,445,758	$1,791,023

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Value Opportunities Fund		Capital Income Fund		High Yield Fund
	Six months ended December 31, 2012 (unaudited)	Year ended June 30, 2012	Six months ended December 31, 2012 (unaudited)	Year ended June 30, 2012	Six months ended December 31, 2012 (unaudited)	Year ended June 30, 2012
Operations:
Net investment income	$653,682	$1,094,027	$313,688	$414,564	$23,180,944	$30,251,693
Net realized gains	5,724,776	1,436,624	86,384	63,397	4,354,158	700,854
Net change in unrealized appreciation (depreciation)	4,067,358	(4,417,734)	403,844	176,443	28,945,582	4,118,674
Net increase (decrease) in net assets resulting from operations	10,445,816	(1,887,083)	803,916	654,404	56,480,684	35,071,221
Dividends and Distributions to Shareholders:
Net investment income:
Class I	(865,417)	(251,139)	(234,892)	(378,485)	(17,840,773)	(23,451,298)
Class A	(673,818)	(115,490)	(111,233)	(11,151)	(4,594,930)	(7,049,458)
Class C	(67,096)	—	—	—	—	—
Net realized gains:
Class I	(2,140,938)	(726,516)	(112,510)	(63,894)	(2,281,084)	(6,602,071)
Class A	(1,943,224)	(542,262)	(85,372)	(2,546)	(712,748)	(2,033,588)
Class C	(568,658)	(236,678)	—	—	—	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(6,259,151)	(1,872,085)	(544,007)	(456,076)	(25,429,535)	(39,136,415)
Capital Share Transactions:
Net increase in net assets resulting from capital share transactions	25,654,627	2,086,750	7,459,743	875,552	177,145,008	294,427,001
Net Assets:
Total increase (decrease) in net assets	29,841,292	(1,672,418)	7,719,652	1,073,880	208,196,157	290,361,807
Beginning of period	84,409,601	86,082,019	8,920,596	7,846,716	531,512,772	241,150,965
End of period	$114,250,893	$84,409,601	$16,640,248	$8,920,596	$739,708,929	$531,512,772
Undistributed net investment income	$128,353	$1,081,002	$4,077	$36,514	$783,196	$37,955

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Diversified Value Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2012*	$9.82	$0.08	$0.82	$0.90	$(0.17)	$—	$(0.17)	$10.55	9.16%	$325,742	0.95%[3]	1.08%[3]	1.53%[3]
Year ended 6/30/2012	10.01	0.16	(0.18)	(0.02)	(0.17)	—	(0.17)	9.82	–0.01	320,916	0.95	1.06	1.73
Year ended 6/30/2011	7.94	0.15	2.02	2.17	(0.10)	—	(0.10)	10.01	27.44	328,273	0.95	1.12	1.59
Year ended 6/30/2010	6.77	0.12	1.25	1.37	(0.20)	—	(0.20)	7.94	20.22	330,586	0.95	1.11	1.48
Year ended 6/30/2009	9.57	0.16	(2.65)	(2.49)	(0.31)	—	(0.31)	6.77	–25.59	352,322	0.95	1.10	2.20
Year ended 6/30/2008	15.26	0.18	(4.88)	(4.70)	(0.14)	(0.85)	(0.99)	9.57	–32.13	1,132,685	0.95	0.98	1.46
Class A
Six months ended 12/31/2012*	9.86	0.07	0.81	0.88	(0.14)	—	(0.14)	10.60	8.99	31,268	1.20[3]	1.33[3]	1.27[3]
Year ended 6/30/2012	10.03	0.14	(0.18)	(0.04)	(0.13)	—	(0.13)	9.86	–0.18	34,731	1.20	1.31	1.46
Year ended 6/30/2011	7.96	0.14	2.02	2.16	(0.09)	—	(0.09)	10.03	27.16	45,383	1.20	1.37	1.42
Year ended 6/30/2010	6.79	0.10	1.25	1.35	(0.18)	—	(0.18)	7.96	19.84	45,427	1.20	1.36	1.21
Year ended 6/30/2009	9.56	0.14	(2.64)	(2.50)	(0.27)	—	(0.27)	6.79	–25.83	60,533	1.20	1.36	1.98
Year ended 6/30/2008	15.21	0.14	(4.86)	(4.72)	(0.08)	(0.85)	(0.93)	9.56	–32.29	168,160	1.20	1.22	1.07
Class C
Six months ended 12/31/2012*	9.72	0.03	0.80	0.83	(0.10)	—	(0.10)	10.45	8.55	11,628	1.95[3]	2.08[3]	0.53[3]
Year ended 6/30/2012	9.92	0.07	(0.17)	(0.10)	(0.10)	—	(0.10)	9.72	–0.92	12,062	1.95	2.06	0.73
Year ended 6/30/2011	7.90	0.06	2.00	2.06	(0.04)	—	(0.04)	9.92	26.11	14,036	1.95	2.12	0.61
Year ended 6/30/2010	6.74	0.04	1.26	1.30	(0.14)	—	(0.14)	7.90	19.17	15,254	1.95	2.11	0.47
Year ended 6/30/2009	9.41	0.11	(2.60)	(2.49)	(0.18)	—	(0.18)	6.74	–26.26	17,566	1.73	2.09	1.48
Year ended 6/30/2008	15.01	0.04	(4.79)	(4.75)	(0.00)[4]	(0.85)	(0.85)	9.41	–32.81	45,761	1.95	1.97	0.35

	Six Months Ended	Year Ended June 30,
	December 31, 2012	2012	2011	2010	2009	2008
Portfolio turnover rate	18%	42%	63%	43%	70%	74%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Large Cap Value Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2012*	$16.80	$0.15	$1.23	$1.38	$(0.45)	$—	$(0.45)	$17.73	8.35%	$319,245	1.05%[3]	1.07%[3]	1.77%[3]
Year ended 6/30/2012	16.96	0.31	(0.13)	0.18	(0.34)	—	(0.34)	16.80	1.22	316,081	1.05	1.05	1.96
Year ended 6/30/2011	13.32	0.26	3.42	3.68	(0.04)	—	(0.04)	16.96	27.61	588,823	1.05	1.07	1.60
Year ended 6/30/2010	11.49	0.21	1.99	2.20	(0.37)	—	(0.37)	13.32	20.08	478,653	1.05	1.09	1.51
Year ended 6/30/2009	16.33	0.29	(4.80)	(4.51)	(0.33)	(0.00)[4]	(0.33)	11.49	–27.81	500,821	1.05	1.07	2.45
Year ended 6/30/2008	26.62	0.33	(8.32)	(7.99)	(0.28)	(2.02)	(2.30)	16.33	–31.84	1,168,499	1.00	1.00	1.53
Class A
Six months ended 12/31/2012*	16.68	0.13	1.23	1.36	(0.40)	—	(0.40)	17.64	8.25	133,633	1.30[3]	1.32[3]	1.49[3]
Year ended 6/30/2012	16.84	0.26	(0.12)	0.14	(0.30)	—	(0.30)	16.68	0.99	155,767	1.30	1.30	1.66
Year ended 6/30/2011	13.25	0.21	3.39	3.60	(0.01)	—	(0.01)	16.84	27.21	319,863	1.30	1.31	1.33
Year ended 6/30/2010	11.44	0.16	2.01	2.17	(0.36)	—	(0.36)	13.25	19.82	512,120	1.30	1.34	1.17
Year ended 6/30/2009	16.25	0.27	(4.79)	(4.52)	(0.29)	(0.00)[4]	(0.29)	11.44	–28.02	584,598	1.30	1.32	2.21
Year ended 6/30/2008	26.51	0.28	(8.31)	(8.03)	(0.21)	(2.02)	(2.23)	16.25	–32.06	1,397,045	1.25	1.25	1.28
Class C
Six months ended 12/31/2012*	16.26	0.06	1.20	1.26	(0.22)	—	(0.22)	17.30	7.81	18,243	2.05[3]	2.07[3]	0.70[3]
Year ended 6/30/2012	16.48	0.14	(0.12)	0.02	(0.24)	—	(0.24)	16.26	0.29	23,891	2.05	2.05	0.92
Year ended 6/30/2011	13.05	0.09	3.34	3.43	—	—	—	16.48	26.28	36,612	2.05	2.07	0.59
Year ended 6/30/2010	11.33	0.06	1.99	2.05	(0.33)	—	(0.33)	13.05	18.91	38,064	2.05	2.09	0.46
Year ended 6/30/2009	15.99	0.21	(4.72)	(4.51)	(0.15)	(0.00)[4]	(0.15)	11.33	–28.26	44,951	1.73	2.07	1.77
Year ended 6/30/2008	26.12	0.10	(8.18)	(8.08)	(0.03)	(2.02)	(2.05)	15.99	–32.59	116,947	2.00	2.00	0.45
Class R
Six months ended 12/31/2012*	16.77	0.11	1.22	1.33	(0.34)	—	(0.34)	17.76	8.06	8,659	1.55[3]	1.57[3]	1.23[3]
Year ended 6/30/2012	16.95	0.23	(0.12)	0.11	(0.29)	—	(0.29)	16.77	0.80	10,812	1.55	1.55	1.42
Year ended 6/30/2011	13.36	0.17	3.42	3.59	—	—	—	16.95	26.87	14,034	1.55	1.56	1.08
Year ended 6/30/2010	11.54	0.13	2.03	2.16	(0.34)	—	(0.34)	13.36	19.55	14,922	1.55	1.59	0.97
Year ended 6/30/2009	16.37	0.23	(4.83)	(4.60)	(0.23)	(0.00)[4]	(0.23)	11.54	–28.17	19,123	1.55	1.57	1.93
Year ended 6/30/2008	26.68	0.22	(8.37)	(8.15)	(0.14)	(2.02)	(2.16)	16.37	–32.27	44,867	1.50	1.50	1.02

	Six Months Ended	Year Ended June 30,
	December 31, 2012	2012	2011	2010	2009	2008
Portfolio turnover rate	19%	59%	43%	47%	69%	55%

1  Net investment income per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower. Returns for periods less than one year are not annualized.

3  Annualized.

4  Amount is less than $0.005.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Mid-Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Class I
Six months ended 12/31/2012*	$26.02	$0.09	$2.60	$2.69	$(0.13)	$—	$(0.13)	$28.58	10.33%	$1,162,577	1.07%[3]	1.07%[3]	0.65%[3]
Year ended 6/30/2012	24.96	0.13	0.95	1.08	(0.02)	—	(0.02)	26.02	4.33	1,058,806	1.10	1.10	0.54
Year ended 6/30/2011	18.14	0.05	6.85	6.90	(0.08)	—	(0.08)	24.96	38.05	1,077,149	1.08	1.08	0.20
Year ended 6/30/2010	13.76	0.05	4.49	4.54	(0.16)	—	(0.16)	18.14	33.00	875,883	1.10	1.10	0.29
Year ended 6/30/2009	17.44	0.13	(3.68)	(3.55)	(0.09)	(0.04)	(0.13)	13.76	–20.21	850,809	1.15	1.15	0.94
Year ended 6/30/2008	31.99	0.15	(10.34)	(10.19)	(0.20)	(4.16)	(4.36)	17.44	–34.05	1,551,863	1.03	1.03	0.65
Class A
Six months ended 12/31/2012*	25.75	0.05	2.58	2.63	(0.07)	—	(0.07)	28.31	10.20	224,033	1.32[3]	1.32[3]	0.40[3]
Year ended 6/30/2012	24.74	0.07	0.94	1.01	—	—	—	25.75	4.08	217,069	1.35	1.35	0.28
Year ended 6/30/2011	18.01	(0.01)	6.78	6.77	(0.04)	—	(0.04)	24.74	37.63	235,301	1.33	1.33	(0.06)
Year ended 6/30/2010	13.68	0.01	4.46	4.47	(0.14)	—	(0.14)	18.01	32.67	215,231	1.35	1.35	0.03
Year ended 6/30/2009	17.32	0.09	(3.64)	(3.55)	(0.05)	(0.04)	(0.09)	13.68	–20.41	224,667	1.40	1.40	0.67
Year ended 6/30/2008	31.75	0.09	(10.26)	(10.17)	(0.10)	(4.16)	(4.26)	17.32	–34.20	415,674	1.28	1.28	0.38
Class C
Six months ended 12/31/2012*	23.97	(0.04)	2.38	2.34	—	—	—	26.31	9.76	20,058	2.07[3]	2.07[3]	(0.31)[3]
Year ended 6/30/2012	23.20	(0.11)	0.88	0.77	—	—	—	23.97	3.32	15,072	2.10	2.10	(0.53)
Year ended 6/30/2011	16.98	(0.17)	6.39	6.22	—	—	—	23.20	36.63	35,320	2.08	2.08	(0.81)
Year ended 6/30/2010	12.99	(0.12)	4.23	4.11	(0.12)	—	(0.12)	16.98	31.67	30,317	2.10	2.10	(0.71)
Year ended 6/30/2009	16.40	0.05	(3.42)	(3.37)	—	(0.04)	(0.04)	12.99	–20.52	26,888	1.66	2.14	0.41
Year ended 6/30/2008	30.43	(0.10)	(9.77)	(9.87)	—	(4.16)	(4.16)	16.40	–34.68	60,544	2.03	2.03	(0.43)
Class R
Six months ended 12/31/2012*	25.92	0.03	2.57	2.60	(0.03)	—	(0.03)	28.49	10.03	6,383	1.57[3]	1.57[3]	0.23[3]
Year ended 6/30/2012	24.95	0.00[4]	0.97	0.97	—	—	—	25.92	3.89	4,762	1.60	1.60	0.02
Year ended 6/30/2011	18.18	(0.07)	6.85	6.78	(0.01)	—	(0.01)	24.95	37.32	6,215	1.58	1.58	(0.30)
Year ended 6/30/2010	13.82	(0.04)	4.51	4.47	(0.11)	—	(0.11)	18.18	32.36	5,519	1.60	1.60	(0.23)
Year ended 6/30/2009	17.49	0.06	(3.68)	(3.62)	(0.01)	(0.04)	(0.05)	13.82	–20.65	6,156	1.65	1.65	0.44
Year ended 6/30/2008	32.01	0.04	(10.36)	(10.32)	(0.04)	(4.16)	(4.20)	17.49	–34.35	12,588	1.53	1.53	0.16

	Six Months Ended	Year Ended June 30,
	December 31, 2012	2012	2011	2010	2009	2008
Portfolio turnover rate	26%	72%	62%	67%	85%	51%

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Small Cap Value Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Class I
Six months ended 12/31/2012*	$41.83	$0.21	$4.01	$4.22	$(0.27)	$—	$(0.27)	$45.78	10.09%	$336,322	1.05%[3]	1.05%[3]	0.98%[3]
Year ended 6/30/2012	43.90	0.29	(2.36)	(2.07)	—	—	—	41.83	–4.72	296,436	1.09	1.09	0.73
Year ended 6/30/2011	31.33	(0.05)	12.68	12.63	(0.06)	—	(0.06)	43.90	40.29	254,187	1.08	1.08	(0.13)
Year ended 6/30/2010	21.15	0.07	10.28	10.35	(0.17)	—	(0.17)	31.33	49.02	165,348	1.14	1.14	0.23
Year ended 6/30/2009	31.67	0.12	(9.99)	(9.87)	(0.16)	(0.49)	(0.65)	21.15	–30.69	164,020	1.12	1.12	0.58
Year ended 6/30/2008	50.00	0.15	(14.45)	(14.30)	—	(4.03)	(4.03)	31.67	–29.19	291,515	1.08	1.08	0.39
Class A
Six months ended 12/31/2012*	41.67	0.17	3.97	4.14	(0.12)	—	(0.12)	45.69	9.95	48,652	1.30[3]	1.30[3]	0.78[3]
Year ended 6/30/2012	43.84	0.15	(2.32)	(2.17)	—	—	—	41.67	–4.95	39,803	1.34	1.34	0.39
Year ended 6/30/2011	31.34	(0.15)	12.68	12.53	(0.03)	—	(0.03)	43.84	39.94	64,100	1.33	1.33	(0.39)
Year ended 6/30/2010	21.18	0.00[4]	10.30	10.30	(0.14)	—	(0.14)	31.34	48.70	47,007	1.39	1.39	(0.01)
Year ended 6/30/2009	31.69	0.07	(10.00)	(9.93)	(0.09)	(0.49)	(0.58)	21.18	–30.90	15,630	1.37	1.37	0.32
Year ended 6/30/2008	50.14	0.02	(14.44)	(14.42)	—	(4.03)	(4.03)	31.69	–29.36	43,959	1.33	1.33	0.04
Class C
Six months ended 12/31/2012*	37.84	0.01	3.60	3.61	—	—	—	41.45	9.54	14,960	2.05[3]	2.05[3]	0.06[3]
Year ended 6/30/2012	40.11	(0.10)	(2.17)	(2.27)	—	—	—	37.84	–5.66	10,970	2.09	2.09	(0.29)
Year ended 6/30/2011	28.87	(0.42)	11.66	11.24	—	—	—	40.11	38.93	11,727	2.08	2.08	(1.14)
Year ended 6/30/2010	19.65	(0.22)	9.56	9.34	(0.12)	—	(0.12)	28.87	47.56	4,278	2.14	2.14	(0.77)
Year ended 6/30/2009	29.37	(0.01)	(9.22)	(9.23)	—	(0.49)	(0.49)	19.65	–31.05	1,761	1.72	2.12	(0.03)
Year ended 6/30/2008	47.18	(0.29)	(13.49)	(13.78)	—	(4.03)	(4.03)	29.37	–29.88	4,159	2.08	2.08	(0.80)

	Six Months Ended	Year Ended June 30,
	December 31, 2012	2012	2011	2010	2009	2008
Portfolio turnover rate	16%	37%	54%	93%	65%	62%

1  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower. Returns for periods less than one year are not annualized.

3  Annualized.

4  Amount is less than $0.005.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
Value Opportunities Fund	Net asset value, beginning of period	Net investment income (loss)[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income (loss)
Class I
Six months ended 12/31/2012*	$20.44	$0.17	$2.16	$2.33	$(0.38)	$(0.94)	$(1.32)	$21.45	11.44%	$51,781	1.05%[3]	1.05%[3]	1.53%[3]
Year ended 6/30/2012	21.12	0.33	(0.48)	(0.15)	(0.14)	(0.39)	(0.53)	20.44	–0.20	41,079	1.10	1.10	1.73
Year ended 6/30/2011	14.96	0.14	6.24	6.38	(0.22)	—	(0.22)	21.12	42.81	39,014	1.11	1.11	0.74
Year ended 6/30/2010	10.99	0.17	4.08	4.25	(0.28)	—	(0.28)	14.96	38.72	24,073	1.15	1.15	1.12
Year ended 6/30/2009	13.72	0.20	(2.82)	(2.62)	(0.11)	—	(0.11)	10.99	–18.87	17,668	1.19	1.19	1.99
Year ended 6/30/2008	21.55	0.11	(6.00)	(5.89)	(0.05)	(1.89)	(1.94)	13.72	–28.58	22,921	1.07	1.07	0.63
Class A
Six months ended 12/31/2012*	20.46	0.15	2.15	2.30	(0.33)	(0.94)	(1.27)	21.49	11.32	48,938	1.30[3]	1.30[3]	1.35[3]
Year ended 6/30/2012	21.12	0.28	(0.47)	(0.19)	(0.08)	(0.39)	(0.47)	20.46	–0.45	32,022	1.35	1.35	1.45
Year ended 6/30/2011	14.98	0.11	6.22	6.33	(0.19)	—	(0.19)	21.12	42.40	34,908	1.36	1.36	0.58
Year ended 6/30/2010	11.01	0.13	4.09	4.22	(0.25)	—	(0.25)	14.98	38.43	21,794	1.40	1.40	0.87
Year ended 6/30/2009	13.70	0.17	(2.80)	(2.63)	(0.06)	—	(0.06)	11.01	–19.05	9,533	1.44	1.44	1.60
Year ended 6/30/2008	21.55	0.06	(6.00)	(5.94)	(0.02)	(1.89)	(1.91)	13.70	–28.80	22,729	1.31	1.31	0.36
Class C
Six months ended 12/31/2012*	19.50	0.05	2.06	2.11	(0.11)	(0.94)	(1.05)	20.56	10.91	13,531	2.05[3]	2.05[3]	0.52[3]
Year ended 6/30/2012	20.21	0.13	(0.45)	(0.32)	—	(0.39)	(0.39)	19.50	–1.22	11,308	2.10	2.10	0.69
Year ended 6/30/2011	14.40	(0.05)	5.99	5.94	(0.13)	—	(0.13)	20.21	41.35	12,160	2.11	2.11	(0.26)
Year ended 6/30/2010	10.61	0.01	3.95	3.96	(0.17)	—	(0.17)	14.40	37.38	7,288	2.15	2.15	0.10
Year ended 6/30/2009	13.18	0.12	(2.67)	(2.55)	(0.02)	—	(0.02)	10.61	–19.32	6,619	1.86	2.19	1.22
Year ended 6/30/2008	20.94	(0.07)	(5.80)	(5.87)	—	(1.89)	(1.89)	13.18	–29.34	13,621	2.06	2.06	(0.39)

	Six Months Ended	Year June 30,
	December 31, 2012	2012	2011	2010	2009	2008
Portfolio turnover rate	69%	123%	137%	166%	210%	119%

		Income from investment operations			Dividends and distributions						Ratios to Average Net Assets
Capital Income Fund	Net asset value, beginning of period	Net investment income[1]	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2012*	$10.57	$0.26	$0.41	$0.67	$(0.28)	$(0.13)	$(0.41)	$10.83	6.39%	$9,502	0.80%[3]	1.95%[3]	4.70%[3]
Year ended 6/30/2012	10.37	0.51	0.25	0.76	(0.48)	(0.08)	(0.56)	10.57	7.76	8,588	0.80	2.81	5.06
Period from 12/31/2010[4] to 6/30/2011	10.00	0.24	0.35	0.59	(0.22)	—	(0.22)	10.37	5.90	7,765	0.80[3]	3.75[3]	4.60[3]
Class A
Six months ended 12/31/2012*	10.67	0.25	0.60	0.85	(0.26)	(0.13)	(0.39)	11.13	8.07	7,138	1.05[3]	2.20[3]	4.45[3]
Year ended 6/30/2012	10.38	0.51	0.32	0.83	(0.46)	(0.08)	(0.54)	10.67	8.37	333	1.05	3.06	4.93
Period from 2/28/2011[4] to 6/30/2011	10.34	0.15	0.03	0.18	(0.14)	—	(0.14)	10.38	1.74	82	1.05[3]	4.12[3]	4.31[3]

	Six Months Ended December 31, 2012	Year Ended June 30, 2012	Period December 31, 2010[4] through June 30, 2011
Portfolio turnover rate	32%	38%	39%

1  Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower. Returns for periods less than one year are not annualized.

3  Annualized.

4  Commencement of operations.

*  Unaudited.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

		Income (loss) from investment operations			Dividends and distributions						Ratios to Average Net Assets
High Yield Fund	Net asset value, beginning of period	Net investment income[1]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in thousands)	Expenses, net of reimbursement/ waiver	Expenses, before reimbursement/ waiver	Net investment income
Class I
Six months ended 12/31/2012*	$12.28	$0.44	$0.64	$1.08	$(0.43)	$(0.05)	$(0.48)	$12.88	8.91%	$561,156	0.70%[3]	0.75%[3]	6.93%[3]
Year ended 6/30/2012	12.79	0.94	(0.25)	0.69	(0.95)	(0.25)	(1.20)	12.28	6.02	426,041	0.70	0.76	7.76
Year ended 6/30/2011	12.01	0.92	1.23	2.15	(0.93)	(0.44)	(1.37)	12.79	18.45	187,319	0.70	0.75	7.15
Year ended 6/30/2010	10.90	1.02	1.65	2.67	(1.03)	(0.53)	(1.56)	12.01	25.45	93,139	0.70	0.89	8.51
Period from 3/31/2009[4] to 6/30//2009	10.00	0.24	0.90	1.14	(0.24)	—	(0.24)	10.90	11.40	28,097	0.70[3]	2.02[3]	9.04[3]
Class A
Six months ended 12/31/2012*	12.21	0.42	0.63	1.05	(0.41)	(0.05)	(0.46)	12.80	8.72	178,553	0.95[3]	1.00[3]	6.67[3]
Year ended 6/30/2012	12.73	0.90	(0.26)	0.64	(0.91)	(0.25)	(1.17)	12.21	5.66	105,472	0.95	1.01	7.47
Year ended 6/30/2011	11.97	0.88	1.21	2.09	(0.89)	(0.44)	(1.33)	12.73	18.11	53,832	0.95	1.01	6.88
Year ended 6/30/2010	10.89	0.97	1.64	2.61	(1.00)	(0.53)	(1.53)	11.97	24.76	22,090	0.95	1.12	8.10
Period from 05/29/2009[4] to 06/30/2009	10.84	0.07	0.05	0.12	(0.07)	—	(0.07)	10.89	1.16	2,551	0.95[3]	2.16[3]	7.59[3]

		Year Ended June 30,
	Six Months Ended December 31, 2012	2012	2011	2010	Period March 31, 2009[4] through June 30, 2009
Portfolio turnover rate	35%	57%	139%	175%	123%

1  Net investment income per share has been calculated based on average shares outstanding during the period.

2  Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower. Returns for periods less than one year are not annualized.

3  Annualized.

4  Commencement of operations.

*  Unaudited

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

DECEMBER 31, 2012 (UNAUDITED)

NOTE 1.

Organization. Hotchkis & Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of eight series of shares, one of which had not commenced operations as of December 31, 2012. The Hotchkis & Wiley Diversified Value Fund, the Hotchkis & Wiley Large Cap Value Fund, the Hotchkis & Wiley Mid-Cap Value Fund, the Hotchkis & Wiley Small Cap Value Fund, the Hotchkis & Wiley Capital Income Fund and the Hotchkis & Wiley High Yield Fund (collectively, the "H&W Funds") are each a diversified series and the Hotchkis & Wiley Value Opportunities Fund (together with the H&W Funds, hereafter referred to as the "Funds") is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. On August 28, 2009, the Hotchkis & Wiley Core Value Fund was renamed the Hotchkis & Wiley Diversified Value Fund and the Hotchkis & Wiley All Cap Value Fund was renamed the Hotchkis & Wiley Value Opportunities Fund.

The Large Cap Value Fund and Mid-Cap Value Fund have four classes of shares: Class I, Class A, Class C and Class R. The Diversified Value Fund, Small Cap Value Fund, Value Opportunities Fund, Capital Income Fund and High Yield Fund have three classes of shares: Class I, Class A and Class C. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class C and Class R shares bear certain expenses related to the distribution and servicing expenditures. Currently, the Capital Income Fund and High Yield Fund are not offering Class C shares to investors.

Significant Accounting Policies. The Funds' financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on the exchange for which the securities are principally traded on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price or, if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued at the mean between the bid and asked prices on the basis of information from independent pricing services but may also be valued based on reported transactions or a broker-dealer quotation. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. The Board has approved the use of Interactive Data's proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds' net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the following three broad categories:

  • Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

  • Level 2 — Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

  • Level 3 — Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund's assets as of December 31, 2012:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value
Level 1 — Quoted prices in an active market:
Common Stocks	$364,228,379	$472,458,998	$1,359,394,987	$380,223,130
Investment Companies	—	—	—	7,422,633
Money Market Funds	4,106,014	7,161,049	18,149,448	—
Level 2 — Other significant observable market inputs:
Time Deposits	4,094,270	8,011,343	53,839,702	7,491,553
Level 3 — Significant unobservable inputs	—	—	—	—
Total Investments	$372,428,663	$487,631,390	$1,431,384,137	$395,137,316

	Value Opportunities	Capital Income	High Yield
Level 1 — Quoted prices in an active market:
Common Stocks	$90,306,991	$9,896,332	$9,253,899
Investment Companies	683,337	326,725	—
Preferred Stocks	308,848	496,907	24,763,007
Convertible Preferred Stocks	—	133,440	7,812,033
Purchased Put Options	1,742,700	—	—
Warrants	1,404,840	—	—
Money Market Funds	1,616,743	—	—
Level 2 — Other significant observable market inputs:
Common Stocks	7,514,112	—	—
Preferred Stocks	391,305	—	—
Convertible Preferred Stocks	—	8,117	—
Convertible Bonds	608,625	221,669	13,805,425
Corporate Bonds	7,587,950	5,701,485	655,443,617
Purchased Put Options	172,750	—	—
Time Deposits	3,191,474	807,298	15,225,031
Level 3 — Significant unobservable inputs	—	—	—
Total Investments	$115,529,675	$17,591,973	$726,303,012
Other Financial Instruments
Level 1 — Quoted prices in an active market	$—	$—	$—
Level 2 — Other significant observable market inputs:
Credit Default Swap Contracts*	—	—	(905,675)
Level 3 — Significant unobservable inputs	—	—	—
Total Other Financial Instruments	$—	$—	$(905,675)

* Credit default swap contracts are derivative instruments not reflected in the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $53,295 for the Value Opportunities Fund and $8,117 for the Capital Income Fund using market value as of December 31, 2012. The transfers were due to lack of trading volume on December 31, 2012. There were transfers from Level 2 to Level 1 of $1,049,498 for the Value Opportunities Fund using market value as of December 31, 2012. The transfers were due to the securities being fair valued as a result of market movements following the close of local trading at the beginning of the reporting period and due to increased trading volume on December 31, 2012. There were no transfers into or out of Level 1 or Level 2 during the six months ended December 31, 2012 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and High Yield Fund. Transfers between Levels are recognized at the end of the reporting period.

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At December 31, 2012, the Value Opportunities Fund, Capital Income Fund and High Yield Fund had outstanding bridge loan commitments of $5,000,000, $100,000 and $13,800,000, respectively.

Income and Expense Allocation. Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. For all Funds, except the Capital Income Fund and High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class). For the Capital Income Fund and High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of settled shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for the Capital Income Fund and High Yield Fund, declared and paid semi-annually for the Large Cap Value Fund and declared and paid annually for the Diversified Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and Value Opportunities Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less foreign taxes withheld, if any, are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method. Return of capital distributions received from real estate investment trust ("REIT") securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.

Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period. The Funds will segregate or "earmark" liquid assets until the settlement date or otherwise cover their position in an amount sufficient to meet the Funds' obligation.

Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds isolate the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statements of Assets & Liabilities.

Restricted and Illiquid Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Options. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Funds may purchase call options on securities and security indexes. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Funds since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Statements of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.

Credit Default Swap Contracts. The High Yield Fund entered into credit default swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. In the event of default, the seller must pay the buyer the full notional amount ("par value") of the underlying reference obligation in exchange for the underlying reference obligation. Credit default swaps involve greater risks than if the Fund invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risks, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

The High Yield Fund is party to an International Swap Dealers Association, Inc. Master Agreement ("ISDA Master Agreement") with JPMorgan Chase Bank, N.A. that governs transactions, such as over-the-counter swap contracts, entered into by the Fund and the counterparty. The ISDA Master Agreement contains provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the ISDA Master Agreement.

Upon entering into swap agreements, the High Yield Fund will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Fund is buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps, the Fund will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Fund. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Fund has recourse against any collateral posted to it by the counterparty. When entering into swap agreements as a seller, the notional amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same reference entity. Notional amounts of all credit default swap contracts outstanding as of December 31, 2012 for which the Fund is the buyer of protection are disclosed in the Schedule of Credit Default Swap Contracts. Unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Derivative Instruments. The Funds have adopted authoritative standards regarding disclosures about derivatives and how they affect the Funds' Statements of Assets & Liabilities and Statements of Operations.

The following is a summary of the location of derivative instruments on the Funds' Statements of Assets & Liabilities as of December 31, 2012:

Derivative Type	Asset Derivatives	Liability Derivatives
Credit Contracts:
Credit Default Swap Contracts	Unrealized appreciation on credit default swap contracts Premiums paid for credit default swap contracts	Unrealized depreciation on credit default swap contracts Premiums received for credit default swap contracts
Equity Contracts:
Purchased Call Options	Long-term investments
Purchased Put Options	Long-term investments

The following is a summary of the Funds' derivative instrument holdings categorized by primary risk exposure as of December 31, 2012:

Asset Derivatives

	Value Opportunities	High Yield
Credit Contracts:
Credit Default Swap Contracts	$—	$207,864
Equity Contracts:
Purchased Call Options	—	—
Purchased Put Options	1,915,450	—

Liability Derivatives

	Value Opportunities	High Yield
Credit Contracts:
Credit Default Swap Contracts	$—	$905,675

The following is a summary of the Funds' realized gains (losses) and change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended December 31, 2012:

Realized Gains (Losses) on Derivatives

	Value Opportunities		High Yield
Credit Contracts:
Credit Default Swap Contracts	$—		$(1,169,144)
Equity Contracts:
Purchased Call Options	464,954	*	—
Purchased Put Options	(638,698	)*	—

* Included with net realized gains from sales of unaffiliated issuers.

Change in Unrealized Appreciation (Depreciation) on Derivatives

	Value Opportunities		High Yield
Credit Contracts:
Credit Default Swap Contracts	$—		$(886,072)
Equity Contracts:
Purchased Call Options	26,205	*	—
Purchased Put Options	(63,911	)*	—

* Included with net change in unrealized appreciation (depreciation) of securities and foreign currency transactions.

The following is a summary of the Funds' average quarterly balance of outstanding derivative instruments categorized by primary risk exposure for the six months ended December 31, 2012:

Average Quarterly Balance of Outstanding Derivatives

	Value Opportunities	High Yield
Credit Contracts:
Average Number of Contracts — Credit Default Swap Contracts	—	1
Average Notional Amount — Credit Default Swap Contracts	$—	$25,478,333
Equity Contracts:
Average Number of Contracts — Purchased Call Options	200	—
Purchased Put Options	4,514	—
Average Market Value — Purchased Call Options	$263,467	$—
Purchased Put Options	2,147,882	—

NOTE 2.

Fees and Transactions with Affiliates. The Trust has entered into Investment Advisory Agreements for each of the Funds with Hotchkis & Wiley Capital Management, LLC (the "Advisor"), with which the officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens — H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to waive fees or reimburse regular operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2013.

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	Capital Income	High Yield
Annual Advisory Fee Rate	0.75%[1]	0.75%[1]	0.75%[1]	0.75%	0.75%	0.65%	0.55%
Annual cap on expenses — Class I	0.95%	1.05%	1.15%	1.25%	1.25%	0.80%	0.70%
Annual cap on expenses — Class A	1.20%	1.30%	1.40%	1.50%	1.50%	1.05%	0.95%
Annual cap on expenses — Class C	1.95%	2.05%	2.15%	2.25%	2.25%	1.80%	1.70%
Annual cap on expenses — Class R	Not applicable	1.55%	1.65%	Not applicable	Not applicable	Not applicable	Not applicable

1 The Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% for assets over $10 billion.

Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Funds ("Quasar" or the "Distributor"). The Distributor is affiliated with the Funds' transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%
Class R	0.50%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class C and Class R shareholders.

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within "Transfer agent fees and expenses" in the Statements of Operations.

Stephens Inc. is an affiliated broker-dealer of the Funds. For the six months ended December 31, 2012, Stephens Inc. received the following amounts of front-end sales charges for Class A shares:

Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	Capital Income	High Yield
$—	$177	$151	$907	$144	$—	$19,081

NOTE 3.

Investments. Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2012 were as follows:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	Capital Income	High Yield
Purchases	$65,282,665	$89,386,820	$332,957,938	$82,455,040	$86,528,355	$11,588,836	$396,036,919
Sales	92,863,315	152,041,776	389,205,977	58,647,974	63,974,694	4,074,971	218,242,930

The Funds did not have any purchases or sales of U.S. Government securities for the six months ended December 31, 2012.

NOTE 4.

Federal Income Taxes. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.

The following information is presented on an income tax basis as of June 30, 2012:

	Diversified Value	Large Cap Value	Mid-Cap Value	Small Cap Value	Value Opportunities	Capital Income	High Yield
Tax cost of investments	$446,044,422	$655,882,828	$1,465,550,498	$353,039,216	$79,979,160	$8,441,240	$489,129,895
Gross unrealized appreciation	27,431,209	29,139,942	82,904,731	38,616,125	8,628,543	626,297	19,328,845
Gross unrealized depreciation	(111,066,436)	(184,577,561)	(260,012,405)	(61,622,776)	(9,716,254)	(280,582)	(10,507,181)
Net unrealized appreciation (depreciation) on investments	(83,635,227)	(155,437,619)	(177,107,674)	(23,006,651)	(1,087,711)	345,715	8,821,664
Distributable ordinary income (as of 6/30/12)	5,509,223	12,016,314	5,658,174	1,791,023	1,081,002	75,289	2,067,812
Distributable long-term gains (as of 6/30/12)	—	—	—	—	2,036,959	37,119	—
Total distributable earnings	5,509,223	12,016,314	5,658,174	1,791,023	3,117,961	112,408	2,067,812
Other accumulated losses	(754,057,023)	(1,212,856,458)	(308,155,349)	(3,334,998)	—	(3,020)	(1,468,046)
Total accumulated gains (losses)	$(832,183,027)	$(1,356,277,763)	$(479,604,849)	$(24,550,626)	$2,030,250	$455,103	$9,421,430

As of the close of business on December 31, 2010, in exchange for shares the Advisor transferred assets valued at $3,298,650 to the Capital Income Fund. As a result of the tax-free transfers, the Capital Income Fund acquired $30,179 of unrealized appreciation for tax purposes. As of June 30, 2012, the Capital Income Fund held securities with $23,745 of net unrealized appreciation relating to the transfers.

The tax components of distributions paid during the fiscal years ended June 30, 2012 and 2011, capital loss carryovers as of June 30, 2012, and tax basis late year losses as of June 30, 2012, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2012				June 30, 2011
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Net Capital Loss Carryovers	Late Year Losses	Ordinary Income Distributions	Long-Term Capital Gains Distributions
Diversified Value	$6,009,751	$—	$(753,936,621)[1]	$(120,402)	$3,850,337	$—
Large Cap Value	15,119,485	—	(1,126,178,854)[2]	(86,677,604)	1,705,504	—
Mid-Cap Value	668,761	—	(308,155,349)[3]	—	3,701,095	—
Small Cap Value	—	—	(3,334,998)[4]	—	354,319	—
Value Opportunities	1,430,011	442,074	—	—	594,006	—
Capital Income*	456,076	—	—	—	150,469	—
High Yield	36,724,663	2,411,752	—	—	20,868,402	659,737

* The Fund commenced operations on December 31, 2010.

1  $511,896,879 expires on 6/30/2017, $241,537,261 expires on 6/30/2018 and $502,481 is long-term with no expiration.

2  $674,684,050 expires on 6/30/2017, $442,596,438 expires on 6/30/2018 and $8,898,366 is long-term with no expiration.

3  $241,013,897 expires on 6/30/2017 and $67,141,452 expires on 6/30/2018.

4  Expires on 6/30/2017.

As of and during the year ended June 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2012, the Funds did not incur any interest or penalties. The tax years ended June 30, 2009 through June 30, 2012 remain open and subject to examination by tax jurisdictions.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed by The President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies ("RICs") since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are described below.

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss. The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains. Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

NOTE 5.

Capital Share Transactions. Transactions in capital shares for each class were as follows:

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2012
Diversified Value Fund
Class I	2,478,782	$25,291,211	488,180	$5,057,545	(4,751,938)	$(48,781,873)	(1,784,976)	$(18,433,117)
Class A	84,785	880,143	18,221	189,858	(674,744)	(6,915,620)	(571,738)	(5,845,619)
Class C	6,415	65,852	6,701	68,816	(141,414)	(1,437,778)	(128,298)	(1,303,110)
Total net increase (decrease)	2,569,982	26,237,206	513,102	5,316,219	(5,568,096)	(57,135,271)	(2,485,012)	(25,581,846)
Large Cap Value Fund
Class I	1,362,750	23,451,885	475,977	8,056,466	(2,650,323)	(45,719,571)	(811,596)	(14,211,220)
Class A	514,805	8,822,039	157,478	2,644,346	(2,434,391)	(41,110,232)	(1,762,108)	(29,643,847)
Class C	17,482	291,732	8,054	132,128	(440,639)	(7,367,067)	(415,103)	(6,943,207)
Class R	36,384	623,459	8,024	135,124	(201,793)	(3,441,984)	(157,385)	(2,683,401)
Total net increase (decrease)	1,931,421	33,189,115	649,533	10,968,064	(5,727,146)	(97,638,854)	(3,146,192)	(53,481,675)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Six Months Ended December 31, 2012
Mid-Cap Value Fund
Class I	4,343,710	$118,028,116	178,009	$5,005,616	(4,532,949)	$(121,733,408)	(11,230)	$1,300,324
Class A	1,393,289	37,513,135	11,618	323,681	(1,920,455)	(51,705,084)	(515,548)	(13,868,268)
Class C	247,821	6,112,911	—	—	(114,259)	(2,845,914)	133,562	3,266,997
Class R	76,759	2,083,071	116	3,239	(36,585)	(975,843)	40,290	1,110,467
Total net increase (decrease)	6,061,579	163,737,233	189,743	5,332,536	(6,604,248)	(177,260,249)	(352,926)	(8,190,480)
Small Cap Value Fund
Class I	984,418	42,953,330	23,403	1,042,119	(747,834)	(32,646,588)	259,987	11,348,861
Class A	275,747	12,062,509	1,804	80,202	(167,992)	(7,234,066)	109,559	4,908,645
Class C	95,849	3,797,978	—	—	(24,848)	(974,045)	71,001	2,823,933
Total net increase (decrease)	1,356,014	58,813,817	25,207	1,122,321	(940,674)	(40,854,699)	440,547	19,081,439
Value Opportunities Fund
Class I	411,410	8,829,360	119,702	2,524,516	(126,358)	(2,714,550)	404,754	8,639,326
Class A	915,069	19,707,479	97,497	2,060,109	(300,707)	(6,376,699)	711,859	15,390,889
Class C	157,159	3,217,221	20,205	408,539	(99,144)	(2,001,348)	78,220	1,624,412
Total net increase (decrease)	1,483,638	31,754,060	237,404	4,993,164	(526,209)	(11,092,597)	1,194,833	25,654,627
Capital Income Fund+
Class I	44,883	484,575	29,075	314,809	(9,235)	(100,015)	64,723	699,369
Class A	898,248	9,985,962	17,441	193,976	(305,315)	(3,419,564)	610,374	6,760,374
Total net increase (decrease)	943,131	10,470,537	46,516	508,785	(314,550)	(3,519,579)	675,097	7,459,743
High Yield Fund
Class I	19,205,474	241,931,760	893,306	11,345,380	(11,217,782)	(142,761,576)	8,880,998	110,515,564
Class A	6,322,390	79,310,871	401,053	5,070,096	(1,409,973)	(17,751,523)	5,313,470	66,629,444
Total net increase (decrease)	25,527,864	321,242,631	1,294,359	16,415,476	(12,627,755)	(160,513,099)	14,194,468	177,145,008
Year Ended June 30, 2012
Diversified Value Fund
Class I	7,211,207	$68,207,617	610,214	$5,290,555	(7,951,738)	$(74,350,012)	(130,317)	$(851,840)
Class A	948,080	9,467,463	28,840	251,487	(1,977,442)	(18,772,025)	(1,000,522)	(9,053,075)
Class C	275,919	2,558,830	10,146	87,563	(459,409)	(4,277,205)	(173,344)	(1,630,812)
Total net increase (decrease)	8,435,206	80,233,910	649,200	5,629,605	(10,388,589)	(97,399,242)	(1,304,183)	(11,535,727)
Large Cap Value Fund
Class I	6,052,399	96,887,829	631,298	10,019,260	(22,596,185)	(352,598,718)	(15,912,488)	(245,691,629)
Class A	1,759,577	28,259,932	226,967	3,568,228	(11,642,412)	(184,528,582)	(9,655,868)	(152,700,422)
Class C	43,132	657,167	15,029	224,494	(810,005)	(12,583,965)	(751,844)	(11,702,304)
Class R	156,791	2,431,874	9,932	154,975	(349,676)	(5,652,811)	(182,953)	(3,065,962)
Total net increase (decrease)	8,011,899	128,236,802	883,226	13,966,957	(35,398,278)	(555,364,076)	(26,503,153)	(413,160,317)
Mid-Cap Value Fund
Class I	9,743,271	228,454,732	31,262	652,435	(12,239,684)	(281,721,913)	(2,465,151)	(52,614,746)
Class A	2,088,067	50,136,881	—	—	(3,168,174)	(70,237,987)	(1,080,107)	(20,101,106)
Class C	167,517	3,672,964	—	—	(1,060,854)	(23,232,105)	(893,337)	(19,559,141)
Class R	61,721	1,451,777	—	—	(127,123)	(2,938,914)	(65,402)	(1,487,137)
Total net increase (decrease)	12,060,576	283,716,354	31,262	652,435	(16,595,835)	(378,130,919)	(4,503,997)	(93,762,130)

	Sales		Reinvestment of dividends and distributions		Redemptions		Net increase (decrease)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Year Ended June 30, 2012
Small Cap Value Fund
Class I	2,805,385	$112,184,381	—	$—	(1,509,471)	$(59,248,952)	1,295,914	$52,935,429
Class A	432,956	16,762,640	—	—	(939,939)	(36,094,989)	(506,983)	(19,332,349)
Class C	118,299	4,195,207	—	—	(120,763)	(4,350,906)	(2,464)	(155,699)
Total net increase (decrease)	3,356,640	133,142,228	—	—	(2,570,173)	(99,694,847)	786,467	33,447,381
Value Opportunities Fund
Class I	550,722	10,438,833	48,229	826,644	(436,911)	(7,917,040)	162,040	3,348,437
Class A	814,507	15,748,028	28,234	484,771	(930,103)	(17,096,409)	(87,362)	(863,610)
Class C	183,803	3,391,910	8,054	132,328	(213,660)	(3,922,315)	(21,803)	(398,077)
Total net increase (decrease)	1,549,032	29,578,771	84,517	1,443,743	(1,580,674)	(28,935,764)	52,875	2,086,750
Capital Income Fund+
Class I	24,768	245,824	39,381	397,694	(2)	(16)	64,147	643,502
Class A	38,285	386,292	1,185	12,108	(16,151)	(166,350)	23,319	232,050
Total net increase (decrease)	63,053	632,116	40,566	409,802	(16,153)	(166,366)	87,466	875,552
High Yield Fund
Class I	29,687,165	357,332,665	1,552,275	18,688,342	(11,198,449)	(136,562,540)	20,040,991	239,458,467
Class A	7,697,408	94,824,352	696,374	8,327,649	(3,983,279)	(48,183,467)	4,410,503	54,968,534
Total net increase (decrease)	37,384,573	452,157,017	2,248,649	27,015,991	(15,181,728)	(184,746,007)	24,451,494	294,427,001

+  The Capital Income Fund had a single shareholder, Hotchkis & Wiley Capital Management, LLC, which individually held 26.1% of the total shares outstanding as of December 31, 2012 and 45.1% of the total shares outstanding as of June 30, 2012.

NOTE 6.

Investments in Affiliated Issuers. An issuer in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of each Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2012, is set forth below:

Mid-Cap Value Fund

Issuer Name	Share Balance At July 1, 2012	Additions	Reductions	Share Balance At December 31, 2012	Dividend Income	Value At December 31, 2012
Valassis Communications, Inc.	2,856,100	—	216,000	2,640,100	$818,431	$68,061,778
					$818,431

Small Cap Value Fund

Issuer Name	Share Balance At July 1, 2012	Additions	Reductions	Share Balance At December 31, 2012	Dividend Income	Value At December 31, 2012
Hudson Global, Inc.+	1,729,200	321,200	—	2,050,400	$—	$9,185,792
Miller Industries, Inc.	647,100	68,500	—	715,600	186,056	10,912,900
Overhill Farms, Inc.+	982,900	—	—	982,900	—	4,255,957
					$186,056

+ Non-income producing security.

NOTE 7.

Securities Lending. Effective December 2007, the Funds entered into a securities lending arrangement with Brown Brothers Harriman & Co. (the "Custodian"). Under the securities lending agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned plus accrued interest. The total market value of securities on loan for each Fund as of December 31, 2012 is disclosed on the Schedule of Investments. The cash collateral is invested in short-term instruments as noted on the Schedule of Investments. Income earned from these investments is included in "Securities on loan" on the Statement of Operations and is allocated to each Fund based on each Fund's proportion of the total cash collateral received. Securities lending involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, the Custodian has agreed to indemnify the Funds from losses resulting from a borrower's failure to return a loaned security. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the applicable Fund.

NOTE 8.

Indemnifications. Under the Trust's organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 9.

Risk Factors. Investing in a Fund may involve certain risks including, but not limited to, those described below.

Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The prices of, and the income generated by, most debt securities held by a Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in a Fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, the common stocks and other equity securities held by a Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds' shares. Redemptions by these entities of their holdings in the Funds may impact the Funds' liquidity and net asset value ("NAV"). These redemptions may also force the Funds to sell securities.

NOTE 10.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities." ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statements of Assets & Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.

Management is currently evaluating the impact ASU No. 2011-11 will have on the Funds' financial statements and disclosures.

NOTE 11.

Change in Independent Registered Public Accounting Firm. On November 19, 2012, the Audit Committee of the Board of Trustees of the Trust recommended a change in auditors to the Trust's Board of Trustees. The Board of Trustees on November 19, 2012 approved the engagement of Deloitte & Touche LLP ("Deloitte") to serve as the Trust's independent registered public accounting firm, effective upon completion of Deloitte's client intake procedures, and authorized the dismissal of PricewaterhouseCoopers LLP ("PwC") as the Trust's independent registered public accounting firm. Following completion of Deloitte's client intake procedures and the Audit Committee's approval on December 20, 2012, of the Trust's engagement letter with Deloitte, PWC was notified of its dismissal on December 21, 2012.

During the Trust's two most recent fiscal years and through November 19, 2012, (i) no report on the Trust's financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope or accounting principles; and (ii) there were no "disagreements" (as such term is used in Item 304 of Regulation S-K) with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreement, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreement in connection with its report.

NOTE 12.

Subsequent Event. Class C shares of the Hotchkis & Wiley High Yield Fund commenced operations as of the close of business on December 31, 2012.

NOTE 13.

Federal Tax Disclosure. The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2012.

For the year ended June 30, 2012, the following percentages of ordinary distributions paid qualify for the dividend received deduction available to corporate shareholders: Diversified Value Fund — 100.00%, Large Cap Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — n/a, Value Opportunities Fund — 100.00%, Capital Income Fund — 38.42%, High Yield Fund — 7.85%.

For the year ended June 30, 2012, the following percentages of ordinary distributions paid are designated as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Diversified Value Fund — 100.00%, Large Cap Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, Small Cap Value Fund — n/a, Value Opportunities Fund — 100.00%, Capital Income Fund — 51.10%, High Yield Fund — 7.85%. Shareholders should consult their tax advisors.

Additional Information Applicable to Foreign Shareholders Only. For the year ended June 30, 2012, the Funds designate the following percentages of ordinary distributions paid as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c): Diversified Value Fund — 0.02%, Large Cap Value Fund — 0.02%, Mid-Cap Value Fund — 0.85%, Small Cap Value Fund — n/a, Value Opportunities Fund — 6.08%, Capital Income Fund — 63.58%, High Yield Fund — 98.34%. For the year ended June 30, 2012, the following percentages of ordinary income distributions paid are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c): Diversified Value Fund — 0.00%, Large Cap Value Fund — 0.00%, Mid-Cap Value Fund — 0.00%, Small Cap Value Fund — 0.00%, Value Opportunities Fund — 74.36%, Capital Income Fund — 14.56%, High Yield Fund — 16.95%.

Fund Expense Examples (Unaudited)

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (July 1, 2012 – December 31, 2012).

The table below illustrates the Funds' costs in two ways:

Based on actual fund returns. This section provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Based on hypothetical 5% yearly returns. This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Based on Actual Fund Returns			Based on Hypothetical 5% Yearly Returns
	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period* 7/1/12 - 12/31/12	Annualized Expense Ratio
Diversified Value Fund
Class I	$1,000.00	$1,091.60	$5.01	$1,000.00	$1,020.42	$4.84	0.95%
Class A	1,000.00	1,089.90	6.32	1,000.00	1,019.16	6.11	1.20
Class C	1,000.00	1,085.50	10.25	1,000.00	1,015.38	9.91	1.95
Large Cap Value Fund
Class I	1,000.00	1,083.50	5.51	1,000.00	1,019.91	5.35	1.05
Class A	1,000.00	1,082.50	6.82	1,000.00	1,018.65	6.61	1.30
Class C	1,000.00	1,078.10	10.74	1,000.00	1,014.87	10.41	2.05
Class R	1,000.00	1,080.60	8.13	1,000.00	1,017.39	7.88	1.55
Mid-Cap Value Fund
Class I	1,000.00	1,103.30	5.67	1,000.00	1,019.81	5.45	1.07
Class A	1,000.00	1,102.00	6.99	1,000.00	1,018.55	6.72	1.32
Class C	1,000.00	1,097.60	10.94	1,000.00	1,014.77	10.51	2.07
Class R	1,000.00	1,100.30	8.31	1,000.00	1,017.29	7.98	1.57
Small Cap Value Fund
Class I	1,000.00	1,100.90	5.56	1,000.00	1,019.91	5.35	1.05
Class A	1,000.00	1,099.50	6.88	1,000.00	1,018.65	6.61	1.30
Class C	1,000.00	1,095.40	10.83	1,000.00	1,014.87	10.41	2.05
Value Opportunities Fund
Class I	1,000.00	1,114.40	5.60	1,000.00	1,019.91	5.35	1.05
Class A	1,000.00	1,113.20	6.92	1,000.00	1,018.65	6.61	1.30
Class C	1,000.00	1,109.10	10.90	1,000.00	1,014.87	10.41	2.05
Capital Income Fund
Class I	1,000.00	1,063.90	4.16	1,000.00	1,021.17	4.08	0.80
Class A	1,000.00	1,080.70	5.51	1,000.00	1,019.91	5.35	1.05
High Yield Fund
Class I	1,000.00	1,089.10	3.69	1,000.00	1,021.68	3.57	0.70
Class A	1,000.00	1,087.20	5.00	1,000.00	1,020.42	4.84	0.95

* Expenses are equal to the Funds' annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by the number of days in the most recent fiscal year (365).

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

Information about the Funds

ADVISOR

Hotchkis & Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017

LEGAL COUNSEL

Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, CA 92626

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

This report is for the information of shareholders of the Hotchkis & Wiley Funds, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is included in the Statement of Additional Information, which is available without charge, upon request, by calling 1-866-HW-FUNDS (1-866-493-8637) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' website at www.hwcm.com and on the SEC's website at http://www.sec.gov.

Hotchkis & Wiley Funds files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available free of charge on the SEC's website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330). The Forms N-Q are also available on the Funds' website at www.hwcm.com.

725 SOUTH FIGUEROA STREET, 39th Floor
LOS ANGELES, CALIFORNIA 90017-5439
www.hwcm.com
1.866.HW.FUNDS (1.866.493.8637)

CODE #HWF-SAR-1231-0213

DECEMBER 31, 2012

SEMI-ANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The identification and recommendation of individuals for Board membership is the responsibility of the Nominating and Governance Committee.  Shareholders may submit suggestions for candidates by forwarding their correspondence by U.S. mail or other courier service to the Funds’ Secretary for the attention of the Chairman of the Nominating and Governance Committee, 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017-5439.

1

Item 11. Controls and Procedures.

(a)   The Registrant’s President / Principal Executive Officer and Treasurer / Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)   (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis & Wiley Funds

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President / Principal Executive Officer

Date	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, President / Principal Executive Officer

Date	February 28, 2013

By (Signature and Title)	/s/ James Menvielle
James Menvielle, Treasurer / Principal Financial Officer

Date	February 28, 2013

3